UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-3420

Oppenheimer Integrity Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 6/30/2016

Item 1. Reports to Stockholders.

Semiannual Report 6/30/2016

OppenheimerFunds®
The Right Way
to Invest

Oppenheimer
Core Bond
Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 6/30/16

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Barclays Credit Index	Barclays U.S. Aggregate Bond Index	Citigroup Broad Investment Grade Bond Index
6-Month	4.72%	-0.26%	7.54%	5.31%	5.36%
1-Year	5.18	0.18	7.55	6.00	5.98
5-Year	5.03	4.01	5.20	3.76	3.77
10-Year	1.06	0.57	6.11	5.13	5.23

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 4.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

2        OPPENHEIMER CORE BOND FUND

Fund Performance Discussion

MARKET OVERVIEW

2016 started off with credit markets widening amid stock market weakness. The Federal Reserve’s (the “Fed”) statement in January suggested they would continue gradually raising rates this year, which further roiled markets as global growth continued to show risk of slowing further. Risk asset weakness and the Bank of Japan cutting rates to negative levels at the end of January helped U.S. Treasury yields fall dramatically.

By mid-February markets began to turn. The European Central Bank (“ECB”) hinted it would likely ease further, the Bank of Japan’s tone remained dovish, China signaled it would provide further stimulus, and better than expected economic data helped turn sentiment. A dovish Fed statement in mid-March and further dovish statements from Chair Yellen (sometimes at odds with other Fed speakers) helped the better trend in risk sentiment persist.

The second quarter of 2016 began with improving data momentum, payrolls and wages remained steady, while survey indicators such as the Institute for Supply Management (ISM) and consumer sentiment also improved. Chinese and emerging market growth looked to have stabilized or modestly strengthened. The market continued to price for one with the potential of two hikes by the Federal Reserve in 2016, as core consumer price inflation data remained stable at about

2.2% year-over-year, and headline inflation stabilized at about 1%.

Data trends continued into May, which led to expectations that the Fed would hike at least twice during 2016 – including the potential for a June hike. A weak May payrolls report caused the market to back off the possibility of two hikes, as did a dovish Chair Yellen in her press conference after the mid-June Federal Open Market Committee meeting.

The big surprise news came late in June with voters in the United Kingdom opting to drop out of the European Union. U.S. markets became extremely volatile for two days. However, risk assets sharply rebounded, while bond yields remain depressed on expectations of further central bank easing. The market continues to delay its expectations for additional rate hikes.

FUND REVIEW

Against this backdrop, the Fund’s Class A shares (without sales charge) returned 4.72% during the reporting period. On a relative basis, the Fund underperformed its benchmarks, the Barclays U.S. Aggregate Bond Index (the “Index”), the Barclays Credit Index and the Citigroup Broad Investment Grade Bond Index, which returned 5.31%, 7.54%, and 5.36%, respectively. The Fund’s underperformance versus the Index this reporting period stemmed from selection

3        OPPENHEIMER CORE BOND FUND

in investment grade credit and commercial mortgage-backed securities (“CMBS”). Positive contributors to performance included security selection in agency MBS and an underweight position in U.S. Treasuries.

STRATEGY & OUTLOOK

The Fund continues to maintain an overweight to credit versus the Index as we believe that the U.S. credit cycle, while maturing, has not yet turned. Strong demand for investment grade corporates continues as yields elsewhere in the world have plummeted and in many jurisdictions are negative – even for higher rated corporate debt. This has caused flows into U.S. investment grade fixed-income markets. Even record gross supply in May was met with strong demand, leaving spreads only slightly off their lows. Although uncertainty remains elevated post the Brexit vote, we believe that investment grade credit will remain well supported.

Brexit and other challenges to global growth and inflation will likely keep yields on government securities in the U.S. and other developed markets low, and the Fed away from hiking again before year end.

Although technicals remain strong for high quality U.S. dollar assets, credit spreads could be challenged and volatile along with other risk assets. We therefore have been taking a more defensive stance toward credit exposure. In particular, during the reporting period, we reduced our car loan asset-backed security exposure and will continue to reduce as bonds mature or pre-pay. Underwriting of car loans the last few years appears less rigorous than earlier post crisis vintages and is a cause of our caution.

We continue to opportunistically look for opportunities within agency MBS, increasing and decreasing exposure and positioning among the various mortgage securities available.

Within corporates, we have made few changes to the portfolio, maintaining overweights in banks and automotives. We also maintain a position in BB-rated corporates concentrated in domestic names. We remain focused on credits with improving profiles that offer attractive valuations.

Krishna Memani Portfolio Manager	Peter A. Strzalkowski, CFA Portfolio Manager

4        OPPENHEIMER CORE BOND FUND

Top Holdings and Allocations

PORTFOLIO ALLOCATION
Mortgage-Backed Obligations
Government Agency	25.9%
Non-Agency	12.8
Non-Convertible Corporate Bonds and Notes	35.7
Investment Company
Oppenheimer Institutional
Money Market Fund	10.2
Asset-Backed Securities	7.7
Short-Term Notes	6.9
U.S. Government Obligations	0.7
Over-the-Counter Options Purchased	0.1

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total market value of investments.

CORPORATE BONDS & NOTES - TOP TEN INDUSTRIES
Commercial Banks	5.4%
Electric Utilities	2.7
Oil, Gas & Consumable Fuels	2.4
Automobiles	2.3
Diversified Telecommunication Services	2.1
Media	2.0
Capital Markets	1.9
Beverages	1.7
Insurance	1.5
Real Estate Investment Trusts (REITs)	1.4

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on net assets.

5        OPPENHEIMER CORE BOND FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 6/30/16

	Inception
	Date	6-Month	1-Year	5-Year	10-Year
Class A (OPIGX)	4/15/88	4.72%	5.18%	5.03%	1.06%
Class B (OIGBX)	5/3/93	4.29	4.32	4.22	0.62
Class C (OPBCX)	7/11/95	4.29	4.32	4.22	0.31
Class I (OPBIX)	4/27/12	4.90	5.54	4.64*	N/A
Class R (OPBNX)	3/1/01	4.55	4.85	4.74	0.80
Class Y (OPBYX)	4/27/98	4.87	5.45	5.21	1.35

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 6/30/16

	Inception
	Date	6-Month	1-Year	5-Year	10-Year
Class A (OPIGX)	4/15/88	-0.26%	0.18%	4.01%	0.57%
Class B (OIGBX)	5/3/93	-0.71	-0.68	3.88	0.62
Class C (OPBCX)	7/11/95	3.29	3.32	4.22	0.31
Class I (OPBIX)	4/27/12	4.90	5.54	4.64*	N/A
Class R (OPBNX)	3/1/01	4.55	4.85	4.74	0.80
Class Y (OPBYX)	4/27/98	4.87	5.45	5.21	1.35

*	Shows performance since inception.

STANDARDIZED YIELDS
For the 30 Days Ended 6/30/16
Class A	1.83%
Class B	1.11
Class C	1.12
Class I	2.27
Class R	1.61
Class Y	2.17

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C shares, the contingent deferred sales charge (“CDSC”) of 1% for the 1-year period. Prior to 7/1/14, Class R shares were named Class N shares. Beginning 7/1/14, new purchases of Class R shares will no longer be subject to a CDSC upon redemption (any CDSC will remain in effect for purchases prior to 7/1/14). There is no sales charge for Class I and Class Y shares. Because Class

6        OPPENHEIMER CORE BOND FUND

B shares convert to Class A shares 72 months after purchase, 10-year returns for Class B shares reflect Class A performance for the period after conversion. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

Standardized yield is based on net investment income for the 30-day period ended 6/30/16 and the maximum offering price at the end of the period (including the maximum sales charge) for Class A shares and the net asset value for Class B, Class C, Class I, Class N and Class Y shares. Each result is compounded semiannually and then annualized. Falling share prices will tend to artificially raise yields.

The Fund’s performance is compared to the performance of the Barclays Credit Index, an index of non-convertible U.S. investment grade corporate bonds; the Barclays U.S. Aggregate Bond Index, an index of U.S. corporate and government bonds and the Citigroup Broad Investment Grade Bond Index, an index of institutionally traded U.S. Treasury Bonds, government-sponsored bonds, mortgage-backed securities and corporate securities. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

7        OPPENHEIMER CORE BOND FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2016.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended June 30, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8        OPPENHEIMER CORE BOND FUND

Actual	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During 6 Months Ended June 30, 2016
Class A	$1,000.00	$1,047.20	$4.23
Class B	1,000.00	1,042.90	8.41
Class C	1,000.00	1,042.90	8.41
Class I	1,000.00	1,049.00	2.45
Class R	1,000.00	1,045.50	5.87
Class Y	1,000.00	1,048.70	2.96

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.74	4.18
Class B	1,000.00	1,016.66	8.31
Class C	1,000.00	1,016.66	8.31
Class I	1,000.00	1,022.48	2.42
Class R	1,000.00	1,019.14	5.79
Class Y	1,000.00	1,021.98	2.92

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended June 30, 2016 are as follows:

Class	Expense Ratios
Class A	0.83%
Class B	1.65
Class C	1.65
Class I	0.48
Class R	1.15
Class Y	0.58

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

9        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS June 30, 2016 Unaudited

	Principal Amount	Value
Asset-Backed Securities—10.0%
Auto Loan—8.0%
American Credit Acceptance Receivables Trust:
Series 2014-1, Cl. B, 2.39%, 11/12/19[1]	$962,108	$962,484
Series 2014-2, Cl. B, 2.26%, 3/10/20[1]	391,759	391,774
Series 2014-3, Cl. B, 2.43%, 6/10/20[1]	2,827,109	2,828,728
Series 2014-4, Cl. B, 2.60%, 10/12/20[1]	1,200,000	1,202,307
Series 2015-1, Cl. B, 2.85%, 2/12/21[1]	3,420,000	3,440,225
Series 2015-3, Cl. B, 3.56%, 10/12/21[1]	3,100,000	3,155,789
AmeriCredit Automobile Receivables Trust:
Series 2012-2, Cl. E, 4.85%, 8/8/19[1]	3,135,000	3,140,977
Series 2012-4, Cl. D, 2.68%, 10/9/18	1,815,000	1,823,133
Series 2012-5, Cl. D, 2.35%, 12/10/18	2,880,000	2,886,887
Series 2013-2, Cl. E, 3.41%, 10/8/20[1]	3,720,000	3,751,301
Series 2013-3, Cl. E, 3.74%, 12/8/20[1]	1,695,000	1,726,723
Series 2014-1, Cl. E, 3.58%, 8/9/21	2,900,000	2,917,340
Series 2014-2, Cl. E, 3.37%, 11/8/21	3,450,000	3,438,040
Series 2014-4, Cl. D, 3.07%, 11/9/20	3,105,000	3,146,746
Series 2015-3, Cl. D, 3.34%, 8/8/21	1,725,000	1,770,134
Capital Auto Receivables Asset Trust:
Series 2013-1, Cl. D, 2.19%, 9/20/21	1,265,000	1,268,629
Series 2013-4, Cl. D, 3.22%, 5/20/19	705,000	717,912
Series 2014-1, Cl. D, 3.39%, 7/22/19	785,000	803,678
Series 2014-3, Cl. D, 3.14%, 2/20/20	1,270,000	1,281,940
Series 2015-1, Cl. D, 3.16%, 8/20/20	1,460,000	1,473,554
Series 2015-4, Cl. D, 3.62%, 5/20/21	2,490,000	2,537,088
CarFinance Capital Auto Trust:
Series 2013-2A, Cl. B, 3.15%, 8/15/19[1]	2,400,521	2,408,758
Series 2014-1A, Cl. A, 1.46%, 12/17/18[1]	102,061	101,996
Series 2015-1A, Cl. A, 1.75%, 6/15/21[1]	1,038,396	1,034,327
CarMax Auto Owner Trust:
Series 2015-2, Cl. D, 3.04%, 11/15/21	930,000	936,306
Series 2015-3, Cl. D, 3.27%, 3/15/22	1,715,000	1,727,308
Series 2016-1, Cl. D, 3.11%, 8/15/22	2,045,000	2,046,691
CPS Auto Receivables Trust:
Series 2012-B, Cl. A, 2.52%, 9/16/19[1]	486,506	487,679
Series 2014-A, Cl. A, 1.21%, 8/15/18[1]	548,402	547,994
Series 2014-C, Cl. A, 1.31%, 2/15/19[1]	791,388	790,577
CPS Auto Trust, Series 2012-C, Cl. A, 1.82%, 12/16/19[1]	177,340	177,185
Credit Acceptance Auto Loan Trust:
Series 2014-1A, Cl. B, 2.29%, 4/15/22[1]	1,610,000	1,607,345
Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	1,275,000	1,277,390
Drive Auto Receivables Trust:
Series 2015-BA, Cl. C, 2.76%, 7/15/21[1]	2,730,000	2,733,135
Series 2015-DA, Cl. C, 3.38%, 11/15/21[1]	2,380,000	2,410,621
Series 2016-BA, Cl. C, 3.19%, 7/15/22[1]	1,765,000	1,769,712
DT Auto Owner Trust:
Series 2013-1A, Cl. D, 3.74%, 5/15/20[1]	848,953	856,445
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	3,019,765	3,052,338
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	3,645,000	3,682,019

10        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value
Auto Loan (Continued)
DT Auto Owner Trust: (Continued)
Series 2014-3A, Cl. D, 4.47%, 11/15/21[1]	$1,715,000	$1,740,198
Series 2015-1A, Cl. C, 2.87%, 11/16/20[1]	1,560,000	1,560,570
Series 2016-1A, Cl. B, 2.79%, 5/15/20[1]	2,675,000	2,686,939
Exeter Automobile Receivables Trust:
Series 2014-1A, Cl. B, 2.42%, 1/15/19[1]	1,349,147	1,349,147
Series 2014-1A, Cl. C, 3.57%, 7/15/19[1]	1,590,000	1,602,509
Series 2014-2A, Cl. A, 1.06%, 8/15/18[1]	47,261	47,237
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	830,000	835,787
First Investors Auto Owner Trust:
Series 2013-3A, Cl. B, 2.32%, 10/15/19[1]	2,610,000	2,612,971
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	2,800,000	2,769,269
Flagship Credit Auto Trust:
Series 2014-1, Cl. A, 1.21%, 4/15/19[1]	294,446	293,622
Series 2014-2, Cl. A, 1.43%, 12/16/19[1]	911,976	907,907
GM Financial Automobile Leasing Trust, Series 2015-1, Cl. D,
3.01%, 3/20/20	2,155,000	2,144,134
GO Financial Auto Securitization Trust, Series 2015-1, Cl. A,
1.81%, 3/15/18[1]	370,458	370,255
Navistar Financial Dealer Note Master Trust, Series 2014-1,
Cl. D, 2.753%, 10/25/19[1,2]	995,000	991,272
Santander Drive Auto Receivables Trust:
Series 2013-4, Cl. D, 3.92%, 1/15/20	3,315,000	3,395,226
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	2,915,000	2,950,599
Series 2013-5, Cl. D, 2.73%, 10/15/19	4,355,000	4,408,467
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	2,140,000	2,200,419
Series 2014-2, Cl. D, 2.76%, 2/18/20	2,810,000	2,853,147
Series 2014-4, Cl. C, 2.60%, 11/16/20	2,150,000	2,175,790
Series 2015-1, Cl. D, 3.24%, 4/15/21	2,780,000	2,823,739
Series 2015-5, Cl. D, 3.65%, 12/15/21	1,665,000	1,719,068
Series 2016-2, Cl. D, 3.39%, 4/15/22	1,210,000	1,225,211
SNAAC Auto Receivables Trust:
Series 2013-1A, Cl. C, 3.07%, 8/15/18[1]	316,207	316,447
Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	970,000	957,600
TCF Auto Receivables Owner Trust:
Series 2014-1A, Cl. C, 3.12%, 4/15/21[1]	765,000	760,985
Series 2015-1A, Cl. D, 3.53%, 3/15/22[1]	1,510,000	1,495,657
United Auto Credit Securitization Trust, Series 2015-1, Cl. D,
2.92%, 6/17/19[1]	2,005,000	1,969,335
Westlake Automobile Receivables Trust:
Series 2014-1A, Cl. D, 2.20%, 2/15/21[1]	1,140,000	1,137,451
Series 2014-2A, Cl. D, 2.86%, 7/15/21[1]	1,335,000	1,326,016
Series 2015-1A, Cl. C, 2.29%, 11/16/20[1]	2,185,000	2,182,267
Series 2015-2A, Cl. C, 2.45%, 1/15/21[1]	1,990,000	1,988,693
		128,111,149

Credit Card—1.8%
American Express Credit Account Master Trust:
Series 2014-2, Cl. A, 1.26%, 1/15/20	635,000	637,697
Series 2014-3, Cl. A, 1.49%, 4/15/20	535,000	539,244

11        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Credit Card (Continued)
Cabela’s Credit Card Master Note Trust, Series 2016-1, Cl. A1, 1.78%, 6/15/22	$3,630,000	$3,630,149
Capital One Multi-Asset Execution Trust:
Series 2014-A2, Cl. A2, 1.26%, 1/15/20	3,866,000	3,878,784
Series 2014-A5, Cl. A5, 1.48%, 7/15/20	5,220,000	5,255,435
Chase Issuance Trust:
Series 2007-A3, Cl. A3, 5.23%, 4/15/19	810,000	832,091
Series 2014-A1, Cl. A1, 1.15%, 1/15/19	4,965,000	4,975,442
Series 2014-A6, Cl. A6, 1.26%, 7/15/19	3,310,000	3,323,131
Citibank Credit Card Issuance Trust, Series 2013-A6, Cl. A6, 1.32%, 9/7/18	3,870,000	3,873,738
Discover Card Execution Note Trust, Series 2014-A5, Cl. A, 1.39%, 4/15/20	4,725,000	4,755,755
		31,701,466

Equipment—0.1%
FRS I LLC, Series 2013-1A, Cl. A1, 1.80%, 4/15/43[1]	373,736	367,361
Trip Rail Master Funding LLC, Series 2014-1A, Cl. A1, 2.863%, 4/15/44[1]	839,788	832,815
		1,200,176

Loans: Other—0.1%
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	1,946,396	1,889,299
Total Asset-Backed Securities (Cost $162,443,324)		162,902,090

Mortgage-Backed Obligations—50.1%
Government Agency—33.5%
FHLMC/FNMA/FHLB/Sponsored—29.2%
Federal Home Loan Mortgage Corp. Gold Pool:
5.50%, 9/1/39	2,273,430	2,537,945
6.00%, 5/1/18-11/1/37	348,162	397,241
6.50%, 4/1/18-4/1/34	409,500	464,412
7.00%, 7/1/21-10/1/37	3,210,176	3,877,638
9.00%, 8/1/22-5/1/25	10,046	11,014
Federal Home Loan Mortgage Corp. Non Gold Pool, 9%, 3/1/17	54	54
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 13.281%, 4/1/27[3]	307,587	67,300
Series 192, Cl. IO, 6.605%, 2/1/28[3]	40,080	7,839
Series 206, Cl. IO, 0.00%, 12/1/29[3,4]	77,148	21,300
Series 243, Cl. 6, 1.656%, 12/15/32[3]	265,585	46,001
Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt
Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	5,020,184	5,133,550
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 4.173%, 6/1/26[5]	47,714	44,400
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	3,238	3,550
Series 1590, Cl. IA, 1.492%, 10/15/23[2]	748,614	767,498
Series 2034, Cl. Z, 6.50%, 2/15/28	6,352	7,303
Series 2043, Cl. ZP, 6.50%, 4/15/28	863,908	967,496

12        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2046, Cl. G, 6.50%, 4/15/28	$417,223	$479,525
Series 2053, Cl. Z, 6.50%, 4/15/28	5,580	6,415
Series 2063, Cl. PG, 6.50%, 6/15/28	393,920	455,933
Series 2145, Cl. MZ, 6.50%, 4/15/29	141,608	163,337
Series 2148, Cl. ZA, 6.00%, 4/15/29	197,410	226,727
Series 2195, Cl. LH, 6.50%, 10/15/29	352,856	406,333
Series 2326, Cl. ZP, 6.50%, 6/15/31	112,446	126,808
Series 2341, Cl. FP, 1.342%, 7/15/31[2]	179,546	184,141
Series 2399, Cl. PG, 6.00%, 1/15/17	9,681	9,759
Series 2423, Cl. MC, 7.00%, 3/15/32	640,289	745,431
Series 2453, Cl. BD, 6.00%, 5/15/17	19,842	20,256
Series 2461, Cl. PZ, 6.50%, 6/15/32	749,192	893,382
Series 2463, Cl. F, 1.442%, 6/15/32[2]	744,304	765,489
Series 2564, Cl. MP, 5.00%, 2/15/18	693,973	711,215
Series 2585, Cl. HJ, 4.50%, 3/15/18	370,102	378,565
Series 2635, Cl. AG, 3.50%, 5/15/32	597,407	634,166
Series 2676, Cl. KY, 5.00%, 9/15/23	949,971	1,029,647
Series 2707, Cl. QE, 4.50%, 11/15/18	174,247	179,675
Series 2770, Cl. TW, 4.50%, 3/15/19	58,644	60,346
Series 3010, Cl. WB, 4.50%, 7/15/20	285,497	296,972
Series 3025, Cl. SJ, 23.129%, 8/15/35[2]	143,396	225,901
Series 3030, Cl. FL, 0.842%, 9/15/35[2]	385,946	384,894
Series 3645, Cl. EH, 3.00%, 12/15/20	24,694	25,250
Series 3741, Cl. PA, 2.15%, 2/15/35	1,672,128	1,691,494
Series 3815, Cl. BD, 3.00%, 10/15/20	26,474	26,924
Series 3822, Cl. JA, 5.00%, 6/15/40	557,690	590,117
Series 3840, Cl. CA, 2.00%, 9/15/18	20,486	20,654
Series 3848, Cl. WL, 4.00%, 4/15/40	1,085,796	1,144,197
Series 3857, Cl. GL, 3.00%, 5/15/40	34,939	36,511
Series 4221, Cl. HJ, 1.50%, 7/15/23	1,132,749	1,144,144
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2129, Cl. S, 12.375%, 2/15/29[3]	445,832	93,884
Series 2130, Cl. SC, 49.092%, 3/15/29[3]	124,703	25,635
Series 2134, Cl. SB, 52.814%, 3/15/29[3]	127,060	27,042
Series 2422, Cl. SJ, 45.529%, 1/15/32[3]	431,969	98,525
Series 2493, Cl. S, 51.14%, 9/15/29[3]	34,838	8,812
Series 2682, Cl. TQ, 99.999%, 10/15/33[3]	882,573	218,494
Series 2796, Cl. SD, 48.786%, 7/15/26[3]	211,854	39,130
Series 2920, Cl. S, 51.928%, 1/15/35[3]	870,789	167,137
Series 2922, Cl. SE, 6.264%, 2/15/35[3]	690,339	128,544
Series 2981, Cl. AS, 0.09%, 5/15/35[3]	1,909,769	389,303
Series 2981, Cl. BS, 99.999%, 5/15/35[3]	1,754,511	374,194
Series 3005, Cl. WI, 0.00%, 7/15/35[3,4]	364,432	74,663
Series 3201, Cl. SG, 3.65%, 8/15/36[3]	1,895,906	424,001
Series 3397, Cl. GS, 14.918%, 12/15/37[3]	339,466	69,236
Series 3424, Cl. EI, 5.039%, 4/15/38[3]	183,734	22,792

13        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 3450, Cl. BI, 10.243%, 5/15/38[3]	$3,748,828	$659,974
Series 3606, Cl. SN, 2.214%, 12/15/39[3]	1,043,342	211,500
Federal National Mortgage Assn.:
2.50%, 7/1/31[6]	76,790,000	79,453,655
3.00%, 7/1/31[6]	56,890,000	59,653,388
3.50%, 7/1/46[6]	159,220,000	167,983,314
4.00%, 7/1/46[6]	63,295,000	67,855,457
4.50%, 7/1/31[6]	1,935,000	1,983,980
5.00%, 7/1/46[6]	24,080,000	26,751,374
Federal National Mortgage Assn. Pool:
5.00%, 3/1/21	75,052	77,483
5.50%, 12/1/18-5/1/36	1,492,052	1,692,689
6.00%, 5/1/20	34,436	35,289
6.50%, 6/1/17-11/1/31	2,466,847	2,842,609
7.00%, 11/1/17-4/1/34	1,488,194	1,775,966
7.50%, 1/1/33-8/1/33	2,062,902	2,467,753
8.50%, 7/1/32	10,805	11,852
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 222, Cl. 2, 16.70%, 6/25/23[3]	327,307	51,793
Series 247, Cl. 2, 33.565%, 10/25/23[3]	37,325	6,009
Series 252, Cl. 2, 34.327%, 11/25/23[3]	340,569	62,507
Series 254, Cl. 2, 28.653%, 1/25/24[3]	601,458	134,691
Series 301, Cl. 2, 0.665%, 4/25/29[3]	160,791	36,896
Series 303, Cl. IO, 8.711%, 11/25/29[3]	34,421	8,960
Series 319, Cl. 2, 2.487%, 2/25/32[3]	127,063	27,430
Series 320, Cl. 2, 9.776%, 4/25/32[3]	2,342,906	637,523
Series 321, Cl. 2, 5.644%, 4/25/32[3]	383,798	80,481
Series 324, Cl. 2, 0.486%, 7/25/32[3]	181,767	38,273
Series 331, Cl. 9, 5.869%, 2/25/33[3]	1,399,610	300,906
Series 334, Cl. 14, 9.003%, 2/25/33[3]	1,146,497	231,862
Series 334, Cl. 15, 4.036%, 2/25/33[3]	799,324	201,981
Series 334, Cl. 17, 17.125%, 2/25/33[3]	44,228	9,128
Series 339, Cl. 12, 0.00%, 6/25/33[3,4]	951,018	198,672
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	987,947	196,316
Series 343, Cl. 13, 2.551%, 9/25/33[3]	1,117,983	219,409
Series 343, Cl. 18, 12.811%, 5/25/34[3]	666,101	126,783
Series 345, Cl. 9, 0.00%, 1/25/34[3,4]	480,776	95,383
Series 351, Cl. 10, 0.00%, 4/25/34[3,4]	397,688	79,884
Series 351, Cl. 8, 0.00%, 4/25/34[3,4]	680,809	136,282
Series 356, Cl. 10, 0.00%, 6/25/35[3,4]	490,743	90,937
Series 356, Cl. 12, 0.00%, 2/25/35[3,4]	242,046	44,949
Series 362, Cl. 13, 0.00%, 8/25/35[3,4]	632,414	128,387
Series 364, Cl. 16, 0.00%, 9/25/35[3,4]	858,238	165,086
Series 365, Cl. 16, 0.00%, 3/25/36[3,4]	582,621	112,118
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1993-104, Cl. ZB, 6.50%, 7/25/23	115,150	125,220
Series 1993-87, Cl. Z, 6.50%, 6/25/23	108,422	119,765

14        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 1996-35, Cl. Z, 7.00%, 7/25/26	$36,822	$41,515
Series 1998-58, Cl. PC, 6.50%, 10/25/28	211,671	239,147
Series 1998-61, Cl. PL, 6.00%, 11/25/28	276,610	317,130
Series 1999-54, Cl. LH, 6.50%, 11/25/29	396,363	464,256
Series 1999-60, Cl. PG, 7.50%, 12/25/29	1,937,545	2,235,728
Series 2001-51, Cl. OD, 6.50%, 10/25/31	412,491	460,826
Series 2002-10, Cl. FB, 0.953%, 3/25/17[2]	3,327	3,332
Series 2002-16, Cl. PG, 6.00%, 4/25/17	11,637	11,697
Series 2002-2, Cl. UC, 6.00%, 2/25/17	12,089	12,285
Series 2002-56, Cl. FN, 1.453%, 7/25/32[2]	239,145	243,427
Series 2003-100, Cl. PA, 5.00%, 10/25/18	1,492,382	1,540,276
Series 2003-130, Cl. CS, 13.193%, 12/25/33[2]	1,037,842	1,184,440
Series 2003-21, Cl. FK, 0.853%, 3/25/33[2]	67,178	67,290
Series 2003-84, Cl. GE, 4.50%, 9/25/18	34,281	35,189
Series 2004-101, Cl. BG, 5.00%, 1/25/20	57,320	57,721
Series 2004-25, Cl. PC, 5.50%, 1/25/34	79,134	82,467
Series 2005-104, Cl. MC, 5.50%, 12/25/25	1,720,150	1,887,981
Series 2005-109, Cl. AH, 5.50%, 12/25/25	4,867,214	5,310,915
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,480,000	2,991,975
Series 2005-71, Cl. DB, 4.50%, 8/25/25	398,882	426,076
Series 2005-73, Cl. DF, 0.703%, 8/25/35[2]	731,269	734,412
Series 2006-50, Cl. SK, 22.538%, 6/25/36[2]	465,075	736,828
Series 2008-75, Cl. DB, 4.50%, 9/25/23	302,787	311,156
Series 2009-113, Cl. DB, 3.00%, 12/25/20	990,735	1,008,956
Series 2009-36, Cl. FA, 1.393%, 6/25/37[2]	533,358	544,465
Series 2009-37, Cl. HA, 4.00%, 4/25/19	456,686	466,342
Series 2009-70, Cl. TL, 4.00%, 8/25/19	379,954	387,314
Series 2010-43, Cl. KG, 3.00%, 1/25/21	203,605	208,114
Series 2011-15, Cl. DA, 4.00%, 3/25/41	258,301	273,807
Series 2011-3, Cl. EL, 3.00%, 5/25/20	1,601,517	1,630,644
Series 2011-3, Cl. KA, 5.00%, 4/25/40	1,418,970	1,564,347
Series 2011-38, Cl. AH, 2.75%, 5/25/20	21,891	22,216
Series 2011-82, Cl. AD, 4.00%, 8/25/26	397,140	408,382
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-15, Cl. SA, 0.00%, 3/17/31[3,4]	117,248	12,943
Series 2001-61, Cl. SE, 29.549%, 11/18/31[3]	202,566	44,566
Series 2001-65, Cl. S, 28.259%, 11/25/31[3]	419,847	85,787
Series 2001-81, Cl. S, 26.181%, 1/25/32[3]	61,924	14,079
Series 2002-12, Cl. SB, 40.475%, 7/25/31[3]	98,919	24,358
Series 2002-2, Cl. SW, 42.84%, 2/25/32[3]	115,753	25,351
Series 2002-38, Cl. SO, 44.544%, 4/25/32[3]	63,442	12,848
Series 2002-41, Cl. S, 55.261%, 7/25/32[3]	681,466	153,448
Series 2002-47, Cl. NS, 32.041%, 4/25/32[3]	186,980	39,295
Series 2002-5, Cl. SD, 44.871%, 2/25/32[3]	120,645	27,796
Series 2002-51, Cl. S, 32.22%, 8/25/32[3]	171,683	34,267
Series 2002-52, Cl. SD, 35.587%, 9/25/32[3]	252,829	60,027

15        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2002-60, Cl. SM, 26.138%, 8/25/32[3]	$604,045	$106,362
Series 2002-60, Cl. SY, 99.999%, 4/25/32[3]	548,915	18,152
Series 2002-64, Cl. SD, 7.276%, 4/25/27[3]	244,792	61,529
Series 2002-7, Cl. SK, 27.106%, 1/25/32[3]	350,525	63,897
Series 2002-75, Cl. SA, 30.381%, 11/25/32[3]	335,603	77,100
Series 2002-77, Cl. BS, 26.514%, 12/18/32[3]	670,952	138,021
Series 2002-77, Cl. IS, 40.84%, 12/18/32[3]	108,086	24,656
Series 2002-77, Cl. SH, 35.67%, 12/18/32[3]	92,533	21,652
Series 2002-84, Cl. SA, 35.767%, 12/25/32[3]	90,424	18,404
Series 2002-89, Cl. S, 50.246%, 1/25/33[3]	904,258	255,317
Series 2002-9, Cl. MS, 27.876%, 3/25/32[3]	5,274	1,188
Series 2002-90, Cl. SN, 30.921%, 8/25/32[3]	549,601	96,775
Series 2002-90, Cl. SY, 36.252%, 9/25/32[3]	287,451	51,024
Series 2003-14, Cl. OI, 11.453%, 3/25/33[3]	1,489,520	308,434
Series 2003-26, Cl. IK, 8.766%, 4/25/33[3]	521,098	66,940
Series 2003-33, Cl. SP, 26.415%, 5/25/33[3]	550,474	118,741
Series 2003-4, Cl. S, 30.475%, 2/25/33[3]	166,127	37,939
Series 2003-52, Cl. NS, 28.63%, 6/25/23[3]	2,272,160	255,729
Series 2004-54, Cl. DS, 38.918%, 11/25/30[3]	54,364	10,366
Series 2004-56, Cl. SE, 11.808%, 10/25/33[3]	727,386	150,752
Series 2005-12, Cl. SC, 9.152%, 3/25/35[3]	328,036	59,223
Series 2005-40, Cl. SA, 48.05%, 5/25/35[3]	479,689	103,577
Series 2005-52, Cl. JH, 3.146%, 5/25/35[3]	1,038,566	197,053
Series 2005-6, Cl. SE, 58.092%, 2/25/35[3]	877,431	173,647
Series 2005-93, Cl. SI, 12.632%, 10/25/35[3]	635,742	116,605
Series 2006-53, Cl. US, 16.119%, 6/25/36[3]	49,395	7,666
Series 2008-55, Cl. SA, 7.943%, 7/25/38[3]	549,754	65,349
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,4]	365,040	13,233
Series 2011-96, Cl. SA, 5.993%, 10/25/41[3]	1,142,312	233,308
Series 2012-134, Cl. SA, 8.342%, 12/25/42[3]	3,474,100	846,682
Series 2012-40, Cl. PI, 0.00%, 4/25/41[3,4]	2,700,713	331,108
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Principal-Only Stripped Mtg.-Backed Security, Series 1993-184, Cl. M, 5.175%, 9/25/23[5]	104,793	99,027
		477,278,932

GNMA/Guaranteed—4.3%
Government National Mortgage Assn. I Pool:
8.50%, 8/15/17-12/15/17	5,084	5,147
10.50%, 12/15/17	1,626	1,651
Government National Mortgage Assn. II Pool:
1.875%, 7/20/25-7/20/27[2]	6,940	7,178
3.50%, 7/1/46[6]	42,185,000	44,768,832
4.00%, 7/1/46[6]	22,415,000	23,961,284
11.00%, 10/20/19	1,803	1,814
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-15, Cl. SM, 49.711%, 2/16/32[3]	329,359	53,777
Series 2002-41, Cl. GS, 4.175%, 6/16/32[3]	149,085	18,691

16        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value
GNMA/Guaranteed (Continued)
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2002-76, Cl. SY, 52.299%, 12/16/26[3]	$144,190	$27,488
Series 2007-17, Cl. AI, 15.104%, 4/16/37[3]	1,874,057	408,152
Series 2011-52, Cl. HS, 4.185%, 4/16/41[3]	5,638,715	1,098,361
		70,352,375

Non-Agency—16.6%
Commercial—9.7%
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security,
Series 1997-D4, Cl. PS1, 0.00%, 4/14/29[3,4]	1,313,663	18,103
Banc of America Funding Trust:
Series 2006-G, Cl. 2A4, 0.738%, 7/20/36[2]	4,444,595	4,145,287
Series 2014-R7, Cl. 3A1, 2.855%, 3/26/36[1,2]	3,803,661	3,816,057
BCAP LLC Trust, Series 2011-R11, Cl. 18A5, 2.43%, 9/26/35[1,2]	959,083	961,974
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/24[1,3,4]	138,595	4,279
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 2.672%, 1/25/36[2]	1,750,870	1,638,233
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Cl. D, 4.603%, 4/10/46[1,2]	1,025,000	942,855
Citigroup Global Markets Mortgage Securities VII, Inc., Interest-Only
Stripped Mtg.-Backed Security, Series 1999-C1, Cl. X, 0.00%, 5/18/32[3,4]	2,030,876	33
COMM Mortgage Trust:
Series 2012-CR4, Cl. D, 4.725%, 10/15/45[1,2]	370,000	355,838
Series 2012-CR5, Cl. E, 4.479%, 12/10/45[1,2]	2,455,000	2,230,734
Series 2013-CR6, Cl. AM, 3.147%, 3/10/46[1]	2,945,000	3,075,089
Series 2013-CR7, Cl. D, 4.491%, 3/10/46[1,2]	3,015,000	2,763,299
Series 2014-CR21, Cl. AM, 3.987%, 12/10/47	6,135,175	6,703,660
Series 2014-UBS6, Cl. AM, 4.048%, 12/10/47	3,370,000	3,672,737
Series 2015-CR23, Cl. AM, 3.801%, 5/10/48	3,370,000	3,641,370
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series
2012-CR5, Cl. XA, 0.00%, 12/10/45[3,4]	15,706,071	1,168,591
Connecticut Avenue Securities:
Series 2014-C03, Cl. 1M1, 1.653%, 7/25/24[2]	2,011,746	2,017,359
Series 2014-C04, Cl. 2M1, 2.553%, 11/25/24[2]	792,045	795,201
Series 2015-C03, Cl. 1M1, 1.953%, 7/25/25[2]	1,646,831	1,651,849
Series 2016-C02, Cl. 1M1, 2.603%, 9/25/28[2]	1,115,089	1,128,698
Series 2016-C03, Cl. 1M1, 2.453%, 10/25/28[2]	3,938,045	3,967,239
CSMC:
Series 2006-6, Cl. 1A4, 6.00%, 7/25/36	1,254,280	933,202
Series 2009-13R, Cl. 4A1, 2.746%, 9/26/36[1,2]	20,372	20,405
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Cl. AM, 3.539%, 5/10/49	1,805,000	1,924,065
Federal National Mortgage Assn., Alternative Credit Enhancement Securities:
Series 2015-M11, Cl. A2, 2.921%, 4/25/25[2]	3,720,000	3,942,486
Series 2015-M8, Cl. A2, 2.90%, 1/25/25[2]	2,600,000	2,779,089
Series 2016-M5, Cl. A2, 2.469%, 4/25/26	11,660,607	11,876,044
First Horizon Alternative Mortgage Securities Trust:
Series 2004-FA2, Cl. 3A1, 6.00%, 1/25/35	575,442	522,094
Series 2005-FA8, Cl. 1A6, 1.103%, 11/25/35[2]	1,111,634	742,644

17        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
FREMF Mortgage Trust:
Series 2012-K501, Cl. C, 3.425%, 11/25/46[1,2]	$385,000	$385,670
Series 2013-K25, Cl. C, 3.743%, 11/25/45[1,2]	605,000	575,379
Series 2013-K26, Cl. C, 3.722%, 12/25/45[1,2]	1,165,000	1,138,791
Series 2013-K27, Cl. C, 3.616%, 1/25/46[1,2]	650,000	595,345
Series 2013-K28, Cl. C, 3.614%, 6/25/46[1,2]	2,580,000	2,390,588
Series 2013-K502, Cl. C, 3.21%, 3/25/45[1,2]	1,620,000	1,628,632
Series 2013-K712, Cl. C, 3.484%, 5/25/45[1,2]	335,000	340,442
Series 2013-K713, Cl. C, 3.274%, 4/25/46[1,2]	1,075,000	1,070,726
Series 2014-K715, Cl. C, 4.268%, 2/25/46[1,2]	230,000	227,479
Series 2015-K44, Cl. B, 3.811%, 1/25/48[1,2]	2,030,000	1,968,470
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6%, 4/25/37[1,2]	3,452,674	3,246,977
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 3.182%, 7/25/35[2]	645,833	636,038
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Cl. E, 5.365%, 5/15/45[1,2]	1,570,000	1,497,612
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 2.827%, 7/25/35[2]	1,656,299	1,655,331
JP Morgan Resecuritization Trust:
Series 2009-11, Cl. 5A1, 2.746%, 9/26/36[1,2]	77,679	77,747
Series 2009-5, Cl. 1A2, 3.046%, 7/26/36[1,2]	2,639,521	2,373,617
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Cl. AS, 4.065%, 11/15/47	6,036,000	6,612,952
Series 2014-C26, Cl. AS, 3.80%, 1/15/48	2,070,000	2,225,287
LB Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg.-Backed
Security, Series 1998-C1, Cl. IO, 0.00%, 2/18/30[3,4]	218,576	1,318
Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24[1,2]	32,675	26,983
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C6, Cl. E, 4.812%, 11/15/45[1,2]	3,142,000	3,050,999
Series 2014-C19, Cl. AS, 3.832%, 12/15/47	5,035,000	5,451,437
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1B, 2.197%, 11/26/36[1,2]	2,205,408	1,469,924
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.668%, 6/26/46[1,2]	1,788,929	1,786,313
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 2.405%, 7/26/45[1,2]	461,329	460,291
Structured Agency Credit Risk Debt Nts.:
Series 2013-DN1, Cl. M1, 3.853%, 7/25/23[2]	3,604,863	3,682,168
Series 2014-DN1, Cl. M2, 2.653%, 2/25/24[2]	2,510,000	2,545,256
Series 2014-HQ2, Cl. M1, 1.903%, 9/25/24[2]	999,819	1,005,594
Series 2015-DN1, Cl. M1, 1.703%, 1/25/25[2]	130,492	130,495
Series 2015-DNA2, Cl. M2, 3.046%, 12/25/27[2]	2,545,000	2,595,511
Series 2015-DNA3, Cl. M1, 1.803%, 4/25/28[2]	1,016,402	1,018,365
Series 2015-DNA3, Cl. M2, 3.303%, 4/25/28[2]	3,800,000	3,909,489
Series 2015-HQA1, Cl. M1, 1.703%, 3/25/28[2]	2,399,175	2,399,443
Series 2016-DNA2, Cl. M1, 1.703%, 10/25/28[2]	3,963,670	3,964,645
Series 2016-DNA2, Cl. M2, 2.653%, 10/25/28[2]	4,005,000	4,040,074
Series 2016-DNA3, Cl. M1, 1.546%, 12/25/28[2]	3,495,000	3,500,169
Series 2016-DNA3, Cl. M2, 2.446%, 12/25/28[2]	4,100,000	4,111,113
Series 2016-HQA2, Cl. M1, 1.653%, 11/25/28[2]	2,350,000	2,336,397
Series 2016-HQA2, Cl. M2, 2.703%, 11/25/28[2]	4,005,000	4,030,411

18        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value
Commercial (Continued)
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Cl. E, 5.043%, 5/10/63[1,2]	$460,000	$442,907
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Cl. AS, 4.013%, 6/15/48	3,975,000	4,338,510
WF-RBS Commercial Mortgage Trust:
Series 2012-C7, Cl. E, 4.992%, 6/15/45[1,2]	840,000	810,668
Series 2013-C11, Cl. D, 4.318%, 3/15/45[1,2]	481,000	441,960
Series 2013-C14, Cl. AS, 3.488%, 6/15/46	2,330,000	2,470,500
Series 2014-C20, Cl. AS, 4.176%, 5/15/47	1,693,000	1,874,519
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 0.00%, 3/15/44[1,3,4]	18,668,904	923,218
		158,904,274

Multi-Family—3.7%
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates:
Series K041, Cl. A2, 3.171%, 10/25/24	2,485,000	2,714,716
Series K042, Cl. A2, 2.67%, 12/25/24	3,110,000	3,278,001
Series K043, Cl. A2, 3.062%, 12/25/24	1,540,000	1,669,568
Series K045, Cl. A2, 3.023%, 1/25/25	3,380,000	3,658,698
Series K046, Cl. A2, 3.205%, 3/25/25	815,000	892,383
Series K047, Cl. A2, 3.329%, 5/25/25	7,260,000	8,025,444
Series K048, Cl. A2, 3.284%, 6/25/25[2]	8,000,000	8,809,336
Series K049, Cl. A2, 3.01%, 7/25/25	3,665,000	3,956,871
Series K050, Cl. A2, 3.334%, 8/25/25[2]	3,650,000	4,037,640
Series K052, Cl. A2, 3.151%, 11/25/25	6,245,000	6,809,715
Series K053, Cl. A2, 2.995%, 12/25/25	7,660,000	8,254,929
Series K054, Cl. A2, 2.745%, 1/25/26	8,370,000	8,837,017
		60,944,318

Residential—3.2%
Alternative Loan Trust, Series 2005-29CB, Cl. A4, 5%, 7/25/35	1,035,086	845,995
Banc of America Funding Trust:
Series 2007-1, Cl. 1A3, 6.00%, 1/25/37	755,367	672,134
Series 2007-C, Cl. 1A4, 3.023%, 5/20/36[2]	382,139	344,641
Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24, 6%, 3/25/37	920,983	836,215
Bear Stearns ARM Trust:
Series 2005-2, Cl. A1, 3.09%, 3/25/35[2]	2,889,378	2,903,309
Series 2005-9, Cl. A1, 2.66%, 10/25/35[2]	1,111,156	1,073,743
Series 2006-1, Cl. A1, 2.58%, 2/25/36[2]	3,344,243	3,273,507
Carrington Mortgage Loan Trust, Series 2006-FRE1, Cl. A2, 0.563%, 7/25/36[2]	249,240	247,466
Chase Funding Trust, Series 2003-2, Cl. 2A2, 1.013%, 2/25/33[2]	362,314	309,669
CHL Mortgage Pass-Through Trust:
Series 2005-26, Cl. 1A8, 5.50%, 11/25/35	695,574	635,724
Series 2006-6, Cl. A3, 6.00%, 4/25/36	524,356	472,735
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Cl. 1A1, 2.87%, 10/25/35[2]	4,698,622	4,656,253
Countrywide Alternative Loan Trust, Series 2005-21CB, Cl. A7, 5.50%, 6/25/35	1,932,978	1,705,839
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 0.763%, 7/25/35[2]	703,661	666,316

19        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Residential (Continued)
Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 2.757%, 12/25/34[2]	$420,075	$419,308
RALI Trust:
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	171,619	139,322
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	878,603	728,513
Residential Asset Securitization Trust, Series 2005-A6CB, Cl. A7, 6%, 6/25/35	426,362	398,186
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10, Cl. A7, 2.535%, 10/25/33[2]	1,161,258	1,180,965
Series 2005-AR14, Cl. 1A4, 2.538%, 12/25/35[2]	1,485,529	1,435,909
Series 2005-AR16, Cl. 1A1, 2.567%, 12/25/35[2]	1,293,747	1,213,239
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR10, Cl. 1A1, 2.893%, 6/25/35[2]	3,172,088	3,227,381
Series 2005-AR13, Cl. 1A5, 3.057%, 5/25/35[2]	2,012,671	2,017,272
Series 2005-AR15, Cl. 1A2, 2.736%, 9/25/35[2]	2,410,495	2,343,849
Series 2005-AR15, Cl. 1A6, 2.736%, 9/25/35[2]	203,863	193,337
Series 2005-AR4, Cl. 2A2, 2.985%, 4/25/35[2]	5,596,194	5,594,968
Series 2006-AR10, Cl. 5A5, 3.046%, 7/25/36[2]	3,617,563	3,492,607
Series 2006-AR14, Cl. 1A2, 5.879%, 10/25/36[2]	721,238	693,214
Series 2006-AR2, Cl. 2A3, 2.855%, 3/25/36[2]	1,906,104	1,873,162
Series 2006-AR7, Cl. 2A4, 3.085%, 5/25/36[2]	112,764	107,349
Series 2006-AR8, Cl. 2A1, 2.866%, 4/25/36[2]	4,986,384	4,872,089
Series 2006-AR8, Cl. 2A4, 2.866%, 4/25/36[2]	954,929	933,041
Series 2007-16, Cl. 1A1, 6.00%, 12/28/37	738,724	766,189
Series 2007-AR3, Cl. A4, 5.88%, 4/25/37[2]	411,336	385,179
Series 2007-AR8, Cl. A1, 2.816%, 11/25/37[2]	1,110,289	987,640
		51,646,265
Total Mortgage-Backed Obligations (Cost $807,960,728)		819,126,164

U.S. Government Obligations—0.8%
Federal Home Loan Bank Nts., 0.875%, 6/29/18	770,000	773,044
Federal Home Loan Mortgage Corp. Nts., 1.125%, 4/15/19	4,598,000	4,641,902
Federal National Mortgage Assn. Nts., 0.875%, 3/28/18	765,000	767,848
United States Treasury Nts.:
0.75%, 2/28/18	168,000	168,479
1.50%, 5/31/19[7]	7,480,000	7,650,783
Total U.S. Government Obligations (Cost $13,806,542)		14,002,056

Corporate Bonds and Notes—46.2%
Consumer Discretionary—7.4%
Auto Components—0.1%
BorgWarner, Inc., 4.375% Sr. Unsec. Nts., 3/15/45	1,079,000	1,123,276
Johnson Controls, Inc., 1.40% Sr. Unsec. Nts., 11/2/17	587,000	589,032
		1,712,308

Automobiles—2.3%
Daimler Finance North America LLC:
1.50% Sr. Unsec. Nts., 7/5/19[1]	3,622,000	3,616,603
8.50% Sr. Unsec. Unsub. Nts., 1/18/31	1,987,000	3,234,772

20        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value
Automobiles (Continued)
Ford Motor Credit Co. LLC, 3.664% Sr. Unsec. Nts., 9/8/24	$8,303,000	$8,617,783
General Motors Co., 6.25% Sr. Unsec. Nts., 10/2/43	3,566,000	3,977,260
General Motors Financial Co., Inc., 3% Sr. Unsec. Nts., 9/25/17	3,292,000	3,341,732
Harley-Davidson, Inc., 4.625% Sr. Unsec. Nts., 7/28/45	1,017,000	1,139,932
Hyundai Capital America, 2.40% Sr. Unsec. Nts., 10/30/18[1]	3,345,000	3,392,864
Nissan Motor Acceptance Corp., 2% Sr. Unsec. Nts., 3/8/19[1]	2,724,000	2,758,083
Volkswagen Group of America Finance LLC, 1.60% Sr. Unsec. Nts., 11/20/17[1]	4,039,000	4,042,126
ZF North America Capital, Inc., 4.75% Sr. Unsec. Nts., 4/29/25[1]	3,654,000	3,715,643
		37,836,798

Diversified Consumer Services—0.2%
Service Corp. International, 5.375% Sr. Unsec. Nts., 5/15/24	3,463,000	3,610,178

Hotels, Restaurants & Leisure—0.5%
Marriott International, Inc.:
3.125% Sr. Unsec. Nts., 6/15/26	553,000	560,577
3.25% Sr. Unsec. Nts., 9/15/22	2,056,000	2,138,748
6.375% Sr. Unsec. Nts., 6/15/17	3,038,000	3,178,571
McDonald’s Corp.:
2.75% Sr. Unsec. Nts., 12/9/20	1,606,000	1,678,551
4.875% Sr. Unsec. Nts., 12/9/45	902,000	1,056,069
		8,612,516

Household Durables—1.0%
Lennar Corp., 4.75% Sr. Unsec. Nts., 5/30/25	3,903,000	3,805,425
Newell Brands, Inc.:
2.15% Sr. Unsec. Nts., 10/15/18	2,032,000	2,054,641
5.00% Sr. Unsec. Nts., 11/15/23[1]	3,300,000	3,470,181
5.50% Sr. Unsec. Nts., 4/1/46	1,137,000	1,356,820
Toll Brothers Finance Corp., 4.375% Sr. Unsec. Nts., 4/15/23	3,721,000	3,683,790
Whirlpool Corp.:
1.35% Sr. Unsec. Nts., 3/1/17	707,000	708,307
1.65% Sr. Unsec. Nts., 11/1/17	765,000	770,029
		15,849,193

Leisure Equipment & Products—0.2%
Mattel, Inc., 1.70% Sr. Unsec. Nts., 3/15/18	3,308,000	3,315,684

Media—2.0%
21st Century Fox America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41	1,397,000	1,752,506
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.908% Sr. Sec. Nts., 7/23/25[1]	1,146,000	1,251,270
6.484% Sr. Sec. Nts., 10/23/45[1]	2,285,000	2,739,749
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	1,765,000	2,516,609
Comcast Corp., 4.65% Sr. Unsec. Unsub. Nts., 7/15/42	554,000	637,665
Historic TW, Inc., 9.15% Debs., 2/1/23	921,000	1,239,769

21        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Interpublic Group of Cos., Inc. (The), 4.20% Sr. Unsec. Nts., 4/15/24	$1,240,000	$1,331,519
Omnicom Group, Inc., 3.65% Sr. Unsec. Nts., 11/1/24	2,014,000	2,127,932
Scripps Networks Interactive, Inc., 2.70% Sr. Unsec. Nts., 12/15/16	3,400,000	3,426,041
Sky plc:
3.75% Sr. Unsec. Nts., 9/16/24[1]	2,196,000	2,286,570
6.10% Sr. Unsec. Nts., 2/15/18[1]	1,253,000	1,340,200
Thomson Reuters Corp., 1.65% Sr. Unsec. Nts., 9/29/17	3,310,000	3,325,213
Time Warner Cable, Inc., 4.50% Sr. Unsec. Unsub. Nts., 9/15/42	1,879,000	1,758,872
Time Warner, Inc., 2.95% Sr. Unsec. Nts., 7/15/26	1,847,000	1,865,869
Viacom, Inc., 2.50% Sr. Unsec. Nts., 12/15/16	1,206,000	1,211,363
Virgin Media Secured Finance plc, 5.25% Sr. Sec. Nts., 1/15/26[1]	3,683,000	3,586,321
		32,397,468

Multiline Retail—0.3%
Dollar Tree, Inc., 5.75% Sr. Sec. Nts., 3/1/23[1]	3,674,000	3,921,995

Specialty Retail—0.6%
AutoZone, Inc.:
1.30% Sr. Unsec. Nts., 1/13/17	637,000	638,504
1.625% Sr. Unsec. Nts., 4/21/19	689,000	693,011
Best Buy Co., Inc., 5.50% Sr. Unsec. Nts., 3/15/21	2,155,000	2,300,463
Home Depot, Inc. (The), 4.875% Sr. Unsec. Nts., 2/15/44	1,476,000	1,823,818
Ross Stores, Inc., 3.375% Sr. Unsec. Nts., 9/15/24	2,923,000	3,058,925
Signet UK Finance plc, 4.70% Sr. Unsec. Nts., 6/15/24	1,900,000	1,858,099
		10,372,820

Textiles, Apparel & Luxury Goods—0.2%
PVH Corp., 4.50% Sr. Unsec. Unsub. Nts., 12/15/22	3,647,000	3,715,381

Consumer Staples—5.1%
Beverages—1.7%
Anheuser-Busch InBev Finance, Inc.:
1.90% Sr. Unsec. Nts., 2/1/19	4,162,000	4,235,222
3.65% Sr. Unsec. Nts., 2/1/26	2,382,000	2,554,543
4.90% Sr. Unsec. Nts., 2/1/46	914,000	1,075,058
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	2,213,000	3,540,138
Beam Suntory, Inc., 1.875% Sr. Unsec. Nts., 5/15/17	1,607,000	1,613,373
Constellation Brands, Inc., 4.75% Sr. Unsec. Nts., 11/15/24	3,725,000	3,957,813
Molson Coors Brewing Co.:
1.45% Sr. Unsec. Nts., 7/15/19[6]	1,465,000	1,469,401
3.00% Sr. Unsec. Nts., 7/15/26[6]	3,818,000	3,817,175
Pernod Ricard SA:
2.95% Sr. Unsec. Nts., 1/15/17[1]	2,801,000	2,824,601
4.25% Sr. Unsec. Nts., 7/15/22[1]	2,782,000	3,045,450
		28,132,774

22        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value
Food & Staples Retailing—1.3%
CVS Health Corp., 2.875% Sr. Unsec. Nts., 6/1/26	$3,678,000	$3,767,096
Delhaize Group:
5.70% Sr. Unsec. Nts., 10/1/40	1,533,000	1,798,787
6.50% Sr. Unsec. Nts., 6/15/17	938,000	981,659
Kroger Co. (The):
2.00% Sr. Unsec. Nts., 1/15/19	309,000	314,222
6.40% Sr. Unsec. Nts., 8/15/17	2,976,000	3,149,037
6.80% Sr. Unsec. Nts., 12/15/18	346,000	389,573
6.90% Sr. Unsec. Nts., 4/15/38	974,000	1,361,351
Walgreens Boots Alliance, Inc.:
1.75% Sr. Unsec. Nts., 5/30/18	2,713,000	2,735,181
3.10% Sr. Unsec. Nts., 6/1/23	4,085,000	4,159,355
Wal-Mart Stores, Inc., 4.30% Sr. Unsec. Nts., 4/22/44	2,684,000	3,148,796
		21,805,057

Food Products—1.4%
Bunge Ltd. Finance Corp.:
3.20% Sr. Unsec. Nts., 6/15/17	2,955,000	2,997,064
8.50% Sr. Unsec. Nts., 6/15/19	2,392,000	2,800,621
ConAgra Foods, Inc., 1.90% Sr. Unsec. Nts., 1/25/18	1,602,000	1,615,279
Ingredion, Inc., 1.80% Sr. Unsec. Nts., 9/25/17	3,361,000	3,379,395
JM Smucker Co. (The), 1.75% Sr. Unsec. Nts., 3/15/18	2,582,000	2,603,423
Kraft Heinz Foods Co.:
3.00% Sr. Unsec. Nts., 6/1/26[1]	1,612,000	1,632,655
4.375% Sr. Unsec. Nts., 6/1/46[1]	1,612,000	1,713,156
TreeHouse Foods, Inc., 4.875% Sr. Unsec. Nts., 3/15/22	3,843,000	3,939,075
Tyson Foods, Inc., 4.875% Sr. Unsec. Nts., 8/15/34	1,450,000	1,623,389
		22,304,057

Tobacco—0.7%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39	1,822,000	3,388,559
Imperial Brands Finance plc, 2.05% Sr. Unsec. Nts., 7/20/18[1]	3,951,000	3,997,286
Philip Morris International, Inc., 4.25% Sr. Unsec. Nts., 11/10/44	769,000	847,413
Reynolds American, Inc., 5.85% Sr. Unsec. Nts., 8/15/45	2,809,000	3,605,495
		11,838,753

Energy—3.3%
Energy Equipment & Services—0.9%
Halliburton Co., 5% Sr. Unsec. Nts., 11/15/45	893,000	977,410
Helmerich & Payne International Drilling Co., 4.65% Sr. Unsec. Nts., 3/15/25	1,313,000	1,404,040
Nabors Industries, Inc., 2.35% Sr. Unsec. Nts., 9/15/16	3,068,000	3,063,407
Schlumberger Holdings Corp.:
1.90% Sr. Unsec. Nts., 12/21/17[1]	3,515,000	3,538,543
4.00% Sr. Unsec. Nts., 12/21/25[1]	2,365,000	2,549,506
Sinopec Group Overseas Development 2014 Ltd., 1.75% Sr. Unsec. Nts., 4/10/17[1]	3,325,000	3,337,010
		14,869,916

23        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels—2.4%
Anadarko Petroleum Corp.:
4.50% Sr. Unsec. Nts., 7/15/44	$707,000	$652,244
6.20% Sr. Unsec. Nts., 3/15/40	955,000	1,074,720
Apache Corp., 4.75% Sr. Unsec. Nts., 4/15/43	1,204,000	1,243,277
Boardwalk Pipelines LP, 4.95% Sr. Unsec. Nts., 12/15/24	1,797,000	1,771,265
BP Capital Markets plc, 1.676% Sr. Unsec. Nts., 5/3/19	3,984,000	4,017,474
Chevron Corp., 1.561% Sr. Unsec. Nts., 5/16/19	3,896,000	3,942,510
CNOOC Nexen Finance 2014 ULC, 1.625% Sr. Unsec. Nts., 4/30/17	2,927,000	2,933,688
Columbia Pipeline Group, Inc., 4.50% Sr. Unsec. Nts., 6/1/25	1,996,000	2,150,387
ConocoPhillips Co.:
4.95% Sr. Unsec. Nts., 3/15/26	461,000	523,565
5.95% Sr. Unsec. Nts., 3/15/46	973,000	1,218,696
Devon Energy Corp., 4.75% Sr. Unsec. Nts., 5/15/42	1,153,000	1,037,650
Enterprise Products Operating LLC:
4.85% Sr. Unsec. Nts., 8/15/42	987,000	1,055,057
4.90% Sr. Unsec. Nts., 5/15/46	399,000	431,874
Kinder Morgan, Inc., 5.55% Sr. Unsec. Nts., 6/1/45	3,189,000	3,252,649
Noble Energy, Inc., 5.05% Sr. Unsec. Nts., 11/15/44	1,022,000	1,033,692
Origin Energy Finance Ltd., 3.50% Sr. Unsec. Nts., 10/9/18[1]	1,546,000	1,556,298
Regency Energy Partners LP/Regency Energy Finance Corp., 5% Sr. Unsec. Nts., 10/1/22	2,315,000	2,378,771
Shell International Finance BV:
1.375% Sr. Unsec. Nts., 5/10/19	2,912,000	2,921,816
4.00% Sr. Unsec. Nts., 5/10/46	1,430,000	1,463,391
TransCanada PipeLines Ltd., 1.625% Sr. Unsec. Nts., 11/9/17	3,589,000	3,598,367
Western Gas Partners LP, 4.65% Sr. Unsec. Nts., 7/1/26[6]	659,000	662,909
		38,920,300

Financials—12.2%
Capital Markets—1.9%
Apollo Management Holdings LP, 4% Sr. Unsec. Nts., 5/30/24[1]	2,967,000	3,054,432
Credit Suisse AG, New York, 3.625% Sr. Unsec. Nts., 9/9/24	2,169,000	2,243,739
Credit Suisse Group Funding Guernsey Ltd., 4.55% Sr. Unsec. Nts., 4/17/26[1]	1,435,000	1,495,521
Goldman Sachs Group, Inc. (The):
3.75% Sr. Unsec. Nts., 2/25/16	2,271,000	2,387,518
5.15% Sub. Nts., 5/22/45	2,776,000	2,903,849
Morgan Stanley:
3.875% Sr. Unsec. Nts., 1/27/26	5,713,000	6,094,663
5.00% Sub. Nts., 11/24/25	3,296,000	3,614,453
Nomura Holdings, Inc., 2% Sr. Unsec. Nts., 9/13/16	3,334,000	3,339,911
Raymond James Financial, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/24	2,772,000	3,176,135
UBS Group Funding Jersey Ltd., 4.125% Sr. Unsec. Nts., 4/15/26[1]	2,277,000	2,375,824
		30,686,045

Commercial Banks—5.4%
ABN AMRO Bank NV, 4.75% Sub. Nts., 7/28/25[1]	2,207,000	2,299,429

24        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value
Commercial Banks (Continued)
Bank of America Corp.:
3.50% Sr. Unsec. Nts., 4/19/26	$3,658,000	$3,791,813
7.75% Jr. Sub. Nts., 5/14/38	2,412,000	3,408,539
BB&T Corp., 2.05% Sr. Unsec. Nts., 5/10/21	3,974,000	4,034,754
BNP Paribas SA, 4.375% Sub. Nts., 9/28/25[1]	2,241,000	2,277,847
BPCE SA, 2.65% Sr. Unsec. Nts., 2/3/21	3,375,000	3,477,617
Citigroup, Inc.:
3.40% Sr. Unsec. Nts., 5/1/26	2,339,000	2,405,287
4.65% Sr. Unsec. Nts., 7/30/45	2,715,000	2,998,047
6.675% Sub. Nts., 9/13/43	1,507,000	1,942,775
Citizens Bank NA (Providence RI), 2.55% Sr. Unsec. Nts., 5/13/21	3,113,000	3,146,910
Danske Bank AS, 2.80% Sr. Unsec. Nts., 3/10/21[1]	2,225,000	2,310,680
Fifth Third Bank (Cincinnati OH), 3.85% Sub. Nts., 3/15/26	2,246,000	2,364,618
FirstMerit Bank NA (Akron OH), 4.27% Sub. Nts., 11/25/26	2,998,000	3,128,380
Huntington Bancshares, Inc., 3.15% Sr. Unsec. Nts., 3/14/21	2,425,000	2,515,050
ING Bank NV, 2.75% Sr. Unsec. Nts., 3/22/21[1]	2,986,000	3,088,136
Intesa Sanpaolo SpA, 5.71% Sub. Nts., 1/15/26[1]	3,685,000	3,501,686
JPMorgan Chase & Co.:
2.70% Sr. Unsec. Nts., 5/18/23	2,342,000	2,368,322
6.75% Jr. Sub. Perpetual Bonds, Series S2,8	2,795,000	3,081,487
KeyBank NA (Cleveland OH), 3.40% Sub. Nts., 5/20/26	3,357,000	3,411,182
Lloyds Banking Group plc:
6.413% Jr. Sub. Perpetual Bonds[1,2,8]	214,000	230,050
6.657% Jr. Sub. Perpetual Bonds[1,2,8]	2,718,000	2,935,440
Regions Bank (Birmingham AL), 2.25% Sr. Unsec. Nts., 9/14/18	2,706,000	2,725,413
Royal Bank of Scotland Group plc, 7.64% Jr. Sub. Perpetual Bonds[2,8]	2,417,000	2,308,235
Skandinaviska Enskilda Banken AB, 2.625% Sr. Unsec. Nts., 3/15/21	2,226,000	2,298,007
Societe Generale SA, 5.922% Jr. Sub. Perpetual Bonds[1,2,8]	3,140,000	3,181,856
SunTrust Bank (Atlanta GA), 3.30% Sub. Nts., 5/15/26	1,673,000	1,691,017
SunTrust Banks, Inc., 3.50% Sr. Unsec. Nts., 1/20/17	1,953,000	1,974,971
Swedbank AB, 2.65% Sr. Unsec. Nts., 3/10/21[1]	2,356,000	2,437,817
US Bancorp, 3.10% Sub. Nts., 4/27/26	2,315,000	2,412,258
Wells Fargo & Co.:
3.00% Sr. Unsec. Nts., 4/22/26	5,998,000	6,121,655
4.40% Sub. Nts., 6/14/46	367,000	373,668
5.90% Jr. Sub. Perpetual Bonds, Series S2,8	2,900,000	2,987,000
		87,229,946

Consumer Finance—0.7%
Ally Financial, Inc., 4.25% Sr. Unsec. Nts., 4/15/21	3,806,000	3,810,757
Capital One Financial Corp., 3.20% Sr. Unsec. Nts., 2/5/25	2,923,000	2,957,135
Discover Financial Services:
3.75% Sr. Unsec. Nts., 3/4/25	1,743,000	1,759,907
3.95% Sr. Unsec. Nts., 11/6/24	2,281,000	2,342,936

25        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Consumer Finance (Continued)
Synchrony Financial, 4.50% Sr. Unsec. Nts., 7/23/25	$894,000	$928,693
		11,799,428

Diversified Financial Services—1.1%
Berkshire Hathaway Energy Co., 2% Sr. Unsec. Nts., 11/15/18	1,134,000	1,153,403
Berkshire Hathaway, Inc., 3.125% Sr. Unsec. Nts., 3/15/26	1,686,000	1,770,937
Nationwide Building Society, 3.90% Sr. Unsec. Nts., 7/21/25[1]	3,027,000	3,241,642
Peachtree Corners Funding Trust, 3.976% Sr. Unsec. Nts., 2/15/25[1]	1,973,000	1,982,605
S&P Global, Inc., 2.50% Sr. Unsec. Nts., 8/15/18	3,908,000	4,002,351
Suntory Holdings Ltd., 1.65% Sr. Unsec. Nts., 9/29/17[1]	1,717,000	1,722,949
Voya Financial, Inc., 5.65% Jr. Sub. Nts., 5/15/53[2]	3,667,000	3,460,731
		17,334,618

Insurance—1.5%
AXIS Specialty Finance plc, 5.15% Sr. Unsec. Nts., 4/1/45	2,527,000	2,731,280
Five Corners Funding Trust, 4.419% Unsec. Nts., 11/15/23[1]	3,017,000	3,262,499
Liberty Mutual Group, Inc., 4.85% Sr. Unsec. Nts., 8/1/44[1]	1,869,000	1,921,999
Manulife Financial Corp., 4.15% Sr. Unsec. Nts., 3/4/26	2,226,000	2,386,746
MetLife, Inc., 5.25% Jr. Sub. Perpetual Bonds[2,8]	2,353,000	2,341,235
Prudential Financial, Inc., 5.375% Jr. Sub. Nts., 5/15/45[2]	620,000	627,750
TIAA Asset Management Finance Co. LLC, 4.125% Sr. Unsec. Nts., 11/1/24[1]	3,549,000	3,736,451
Travelers Cos, Inc. (The), 3.75% Sr. Unsec. Nts., 5/15/46	3,117,000	3,274,131
Unum Group, 7.125% Sr. Unsec. Nts., 9/30/16	3,125,000	3,166,160
XLIT Ltd., 6.50% Jr. Sub. Perpetual Bonds[2,8]	1,920,000	1,339,200
		24,787,451

Real Estate Investment Trusts (REITs)—1.4%
American Tower Corp.:
2.80% Sr. Unsec. Nts., 6/1/20	462,000	473,245
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	1,324,000	1,473,722
5.90% Sr. Unsec. Nts., 11/1/21	1,523,000	1,774,385
Boston Properties LP, 3.70% Sr. Unsec. Nts., 11/15/18	3,138,000	3,286,980
Corrections Corp. of America, 4.625% Sr. Unsec. Nts., 5/1/23	3,685,000	3,731,062
HCP, Inc., 5.625% Sr. Unsec. Nts., 5/1/17	1,750,000	1,808,063
Highwoods Realty LP, 5.85% Sr. Unsec. Nts., 3/15/17	1,606,000	1,651,753
Host Hotels & Resorts LP, Series D, 3.75% Sr. Unsec. Nts., 10/15/23	2,203,000	2,223,340
Liberty Property LP, 5.50% Sr. Unsec. Nts., 12/15/16	1,856,000	1,891,682
Regency Centers LP, 5.875% Sr. Unsec. Nts., 6/15/17	277,000	287,975
Ventas Realty LP, 1.25% Sr. Unsec. Nts., 4/17/17	1,056,000	1,056,505
WEA Finance LLC/Westfield UK & Europe Finance plc, 1.75% Sr. Unsec. Nts., 9/15/17[1]	2,869,000	2,877,880
Welltower, Inc., 2.25% Sr. Unsec. Nts., 3/15/18	681,000	688,279
		23,224,871

Real Estate Management & Development—0.2%
Brookfield Asset Management, Inc., 4% Sr. Unsec. Nts., 1/15/25	3,678,000	3,744,377

26        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value
Health Care—3.7%
Biotechnology—0.5%
AbbVie, Inc.:
3.60% Sr. Unsec. Nts., 5/14/25	$1,998,000	$2,097,518
4.70% Sr. Unsec. Nts., 5/14/45	663,000	704,441
Biogen, Inc., 5.20% Sr. Unsec. Nts., 9/15/45	980,000	1,107,112
Celgene Corp.:
3.875% Sr. Unsec. Nts., 8/15/25	1,935,000	2,068,867
5.00% Sr. Unsec. Nts., 8/15/45	463,000	512,285
Gilead Sciences, Inc., 4.75% Sr. Unsec. Nts., 3/1/46	1,497,000	1,704,026
		8,194,249

Health Care Equipment & Supplies—0.8%
Becton Dickinson & Co.:
1.45% Sr. Unsec. Nts., 5/15/17	2,824,000	2,831,966
3.875% Sr. Unsec. Nts., 5/15/24	1,318,000	1,437,407
Boston Scientific Corp., 3.85% Sr. Unsec. Nts., 5/15/25	2,880,000	3,053,526
DENTSPLY SIRONA, Inc., 2.75% Sr. Unsec. Nts., 8/15/16	2,950,000	2,955,440
Stryker Corp., 3.50% Sr. Unsec. Nts., 3/15/26	1,347,000	1,432,621
Zimmer Biomet Holdings, Inc., 3.55% Sr. Unsec. Nts., 4/1/25	1,262,000	1,303,730
		13,014,690

Health Care Providers & Services—1.2%
Cardinal Health, Inc., 3.50% Sr. Unsec. Nts., 11/15/24	1,779,000	1,901,360
Express Scripts Holding Co., 4.50% Sr. Unsec. Nts., 2/25/26	2,774,000	3,055,031
Fresenius Medical Care US Finance II, Inc., 5.875% Sr. Unsec. Nts., 1/31/22[1]	3,578,000	3,940,272
Laboratory Corp. of America Holdings, 3.60% Sr. Unsec. Nts., 2/1/25	4,850,000	5,045,402
McKesson Corp., 4.883% Sr. Unsec. Nts., 3/15/44	1,597,000	1,829,654
Medco Health Solutions, Inc., 7.125% Sr. Unsec. Nts., 3/15/18	1,437,000	1,569,499
Quest Diagnostics, Inc., 3.45% Sr. Unsec. Nts., 6/1/26	1,622,000	1,680,343
		19,021,561

Life Sciences Tools & Services—0.4%
Thermo Fisher Scientific, Inc.:
1.30% Sr. Unsec. Nts., 2/1/17	1,055,000	1,055,940
2.15% Sr. Unsec. Nts., 12/14/18	1,333,000	1,348,941
3.00% Sr. Unsec. Nts., 4/15/23	1,826,000	1,862,255
4.15% Sr. Unsec. Nts., 2/1/24	1,299,000	1,420,548
5.30% Sr. Unsec. Nts., 2/1/44	1,268,000	1,480,681
		7,168,365

Pharmaceuticals—0.8%
Actavis Funding SCS:
1.30% Sr. Unsec. Nts., 6/15/17	1,870,000	1,867,268
1.85% Sr. Unsec. Nts., 3/1/17	1,451,000	1,456,164
3.80% Sr. Unsec. Nts., 3/15/25	2,651,000	2,763,344
4.75% Sr. Unsec. Nts., 3/15/45	1,067,000	1,121,746
Mylan NV:
2.50% Sr. Unsec. Nts., 6/7/19[1]	1,750,000	1,774,481
3.95% Sr. Unsec. Nts., 6/15/26[1]	2,375,000	2,407,416

27        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Pharmaceuticals (Continued)
Perrigo Finance Unlimited Co., 4.375% Sr. Unsec. Nts., 3/15/26	$1,011,000	$1,055,513
		12,445,932

Industrials—3.7%
Aerospace & Defense—0.7%
BAE Systems Holdings, Inc., 3.85% Sr. Unsec. Nts., 12/15/25[1]	2,818,000	2,994,190
L-3 Communications Corp., 1.50% Sr. Unsec. Nts., 5/28/17	116,000	116,057
Lockheed Martin Corp., 3.55% Sr. Unsec. Nts., 1/15/26	1,793,000	1,960,025
Northrop Grumman Corp., 4.75% Sr. Unsec. Nts., 6/1/43	1,990,000	2,385,234
Textron, Inc.:
3.875% Sr. Unsec. Nts., 3/1/25	902,000	954,184
4.30% Sr. Unsec. Nts., 3/1/24	1,672,000	1,800,376
United Technologies Corp., 1.778% Jr. Sub. Nts., 5/4/18[2]	668,000	674,304
		10,884,370

Building Products—0.2%
Owens Corning, 4.20% Sr. Unsec. Nts., 12/15/22	2,459,000	2,626,042

Commercial Services & Supplies—0.6%
Pitney Bowes, Inc., 4.625% Sr. Unsec. Nts., 3/15/24	3,294,000	3,482,690
Republic Services, Inc.:
2.90% Sr. Unsec. Nts., 7/1/26[6]	1,968,000	2,001,204
3.80% Sr. Unsec. Nts., 5/15/18	3,089,000	3,233,501
Waste Management, Inc., 4.10% Sr. Unsec. Nts., 3/1/45	906,000	988,136
		9,705,531

Electrical Equipment—0.1%
Sensata Technologies BV, 4.875% Sr. Unsec. Nts., 10/15/23[1]	2,370,000	2,378,887

Industrial Conglomerates—0.5%
Fortive Corp.:
1.80% Sr. Unsec. Nts., 6/15/19[1]	4,025,000	4,053,714
3.15% Sr. Unsec. Nts., 6/15/26[1]	2,000,000	2,062,340
Roper Technologies, Inc., 3.85% Sr. Unsec. Nts., 12/15/25	1,645,000	1,759,361
		7,875,415

Machinery—0.4%
Ingersoll-Rand Global Holding Co. Ltd., 4.25% Sr. Unsec. Nts., 6/15/23	2,620,000	2,914,037
Stanley Black & Decker, Inc., 2.451% Sub. Nts., 11/17/18	3,915,000	4,002,418
		6,916,455

Marine—0.0%
AP Moeller-Maersk AS, 3.875% Sr. Unsec. Nts., 9/28/25[1]	363,000	370,990

Professional Services—0.4%
Equifax, Inc., 6.30% Sr. Unsec. Nts., 7/1/17	3,375,000	3,534,955
Experian Finance plc, 2.375% Sr. Unsec. Nts., 6/15/17[1]	2,814,000	2,829,235
		6,364,190

Road & Rail—0.6%
Canadian Pacific Railway Co., 4.80% Sr. Unsec. Nts., 9/15/35	636,000	728,505

28        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value
Road & Rail (Continued)
ERAC USA Finance LLC:
4.50% Sr. Unsec. Nts., 2/15/45[1]	$954,000	$1,012,752
6.375% Sr. Unsec. Nts., 10/15/17[1]	3,115,000	3,302,912
Norfolk Southern Corp., 4.65% Sr. Unsec. Nts., 1/15/46	1,042,000	1,210,160
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.75% Sr. Unsec. Nts., 5/11/17[1]	1,858,000	1,893,538
4.25% Sr. Unsec. Nts., 1/17/23[1]	1,269,000	1,331,146
		9,479,013

Trading Companies & Distributors—0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.95% Sr. Unsec. Nts., 2/1/22	3,927,000	3,936,817

Information Technology—2.3%
Electronic Equipment, Instruments, & Components—0.2%
Flextronics International Ltd., 4.75% Sr. Unsec. Nts., 6/15/25	3,191,000	3,238,865

IT Services—0.7%
Broadridge Financial Solutions, Inc., 3.40% Sr. Unsec. Nts., 6/27/26	1,963,000	1,991,251
Fidelity National Information Services, Inc.:
1.45% Sr. Unsec. Nts., 6/5/17	2,582,000	2,579,557
2.85% Sr. Unsec. Nts., 10/15/18	788,000	809,159
Total System Services, Inc., 2.375% Sr. Unsec. Nts., 6/1/18	2,957,000	2,981,150
Visa, Inc., 4.30% Sr. Unsec. Nts., 12/14/45	1,325,000	1,533,085
Xerox Corp.:
2.95% Sr. Unsec. Nts., 3/15/17	1,134,000	1,144,025
6.75% Sr. Unsec. Nts., 2/1/17	564,000	579,221
		11,617,448

Semiconductors & Semiconductor Equipment—0.1%
Intel Corp., 4.90% Sr. Unsec. Nts., 7/29/45	878,000	1,027,702

Software—0.5%
Autodesk, Inc.:
1.95% Sr. Unsec. Nts., 12/15/17	2,624,000	2,631,274
4.375% Sr. Unsec. Nts., 6/15/25	985,000	1,031,844
Open Text Corp., 5.625% Sr. Unsec. Nts., 1/15/23[1]	2,188,000	2,226,290
Oracle Corp., 3.40% Sr. Unsec. Nts., 7/8/24	1,965,000	2,108,655
		7,998,063

Technology Hardware, Storage & Peripherals—0.8%
Apple, Inc., 4.375% Sr. Unsec. Nts., 5/13/45	1,799,000	1,966,368
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% Sr. Sec. Nts., 6/1/19[1]	3,913,000	4,011,275
6.02% Sr. Sec. Nts., 6/15/26[1]	2,654,000	2,758,583
Hewlett Packard Enterprise Co.:
2.45% Sr. Unsec. Nts., 10/5/17[1]	2,645,000	2,680,102
6.35% Sr. Unsec. Nts., 10/15/45[1]	1,560,000	1,554,715
		12,971,043

29        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Materials—2.4%
Chemicals—1.0%
Agrium, Inc.:
3.375% Sr. Unsec. Nts., 3/15/25	$1,320,000	$1,345,795
4.125% Sr. Unsec. Nts., 3/15/35	660,000	639,760
Eastman Chemical Co.:
2.40% Sr. Unsec. Nts., 6/1/17	460,000	464,363
4.65% Sr. Unsec. Nts., 10/15/44	781,000	804,778
Ecolab, Inc., 2% Sr. Unsec. Nts., 1/14/19	3,432,000	3,478,909
LyondellBasell Industries NV, 5% Sr. Unsec. Nts., 4/15/19	1,955,000	2,118,270
RPM International, Inc., 3.45% Sr. Unsec. Unsub. Nts., 11/15/22	3,050,000	3,116,188
Valspar Corp. (The):
3.30% Sr. Unsec. Nts., 2/1/25	915,000	924,178
3.95% Sr. Unsec. Nts., 1/15/26	1,587,000	1,675,247
Yara International ASA, 3.80% Sr. Unsec. Nts., 6/6/26[1]	2,395,000	2,483,893
		17,051,381

Construction Materials—0.5%
CRH America, Inc.:
5.125% Sr. Unsec. Nts., 5/18/45[1]	2,836,000	3,026,959
6.00% Sr. Unsec. Nts., 9/30/16	1,579,000	1,593,241
James Hardie International Finance Ltd., 5.875% Sr. Unsec. Nts., 2/15/23[1]	3,173,000	3,260,258
		7,880,458

Containers & Packaging—0.3%
International Paper Co., 4.80% Sr. Unsec. Nts., 6/15/44	1,246,000	1,272,432
Packaging Corp. of America:
3.65% Sr. Unsec. Nts., 9/15/24	745,000	771,181
4.50% Sr. Unsec. Nts., 11/1/23	2,749,000	2,991,646
		5,035,259

Metals & Mining—0.6%
BHP Billiton Finance USA Ltd., 1.625% Sr. Unsec. Nts., 2/24/17	3,818,000	3,829,011
Carpenter Technology Corp., 4.45% Sr. Unsec. Unsub. Nts., 3/1/23	951,000	918,991
Glencore Finance Canada Ltd., 3.60% Sr. Unsec. Nts., 1/15/17[1]	2,789,000	2,790,755
Goldcorp, Inc., 5.45% Sr. Unsec. Nts., 6/9/44	880,000	893,301
Rio Tinto Finance USA Ltd., 3.75% Sr. Unsec. Nts., 6/15/25	1,544,000	1,625,264
		10,057,322

Telecommunication Services—2.3%
Diversified Telecommunication Services—2.1%
AT&T, Inc.:
4.125% Sr. Unsec. Nts., 2/17/26	2,145,000	2,308,747
4.35% Sr. Unsec. Nts., 6/15/45	3,224,000	3,138,774
British Telecommunications plc, 9.375% Sr. Unsec. Nts., 12/15/30	2,687,000	4,136,929
Deutsche Telekom International Finance BV, 2.25% Sr. Unsec. Nts., 3/6/17[1]	3,860,000	3,886,236

30        OPPENHEIMER CORE BOND FUND

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Orange SA, 2.75% Sr. Unsec. Nts., 9/14/16	$892,000	$895,371
Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38	1,554,000	1,623,930
Telefonica Emisiones SAU:
3.192% Sr. Unsec. Nts., 4/27/18	3,214,000	3,301,520
7.045% Sr. Unsec. Unsub. Nts., 6/20/36	1,061,000	1,367,030
Verizon Communications, Inc.:
3.50% Sr. Unsec. Nts., 11/1/24	1,323,000	1,412,145
4.50% Sr. Unsec. Nts., 9/15/20	6,123,000	6,805,023
4.522% Sr. Unsec. Nts., 9/15/48	4,696,000	4,871,494
5.012% Sr. Unsec. Nts., 8/21/54	735,000	783,950
		34,531,149

Wireless Telecommunication Services—0.2%
Rogers Communications, Inc., 3.625% Sr. Unsec. Nts., 12/15/25	2,673,000	2,862,764

Utilities—3.8%
Electric Utilities—2.7%
AEP Texas Central Co., 3.85% Sr. Unsec. Nts., 10/1/25[1]	1,658,000	1,810,382
American Transmission Systems, Inc., 5% Sr. Unsec. Nts., 9/1/44[1]	1,067,000	1,164,165
Cleco Corporate Holdings LLC, 3.743% Sr. Sec. Nts., 5/1/26[1]	1,936,000	1,994,682
Edison International:
2.95% Sr. Unsec. Nts., 3/15/23	2,275,000	2,335,988
3.75% Sr. Unsec. Unsub. Nts., 9/15/17	3,371,000	3,471,887
EDP Finance BV, 5.25% Sr. Unsec. Nts., 1/14/21[1]	3,640,000	3,867,500
Emera US Finance LP, 2.15% Sr. Unsec. Nts., 6/15/19[1]	473,000	478,788
Enel Finance International NV, 6.25% Sr. Unsec. Nts., 9/15/17[1]	3,232,000	3,411,493
Exelon Corp., 4.45% Sr. Unsec. Nts., 4/15/46	955,000	1,024,571
Indiana Michigan Power Co., Series K, 4.55% Sr. Unsec. Nts., 3/15/46	761,000	849,918
ITC Holdings Corp., 5.30% Sr. Unsec. Nts., 7/1/43	715,000	805,882
NextEra Energy Capital Holdings, Inc., 1.586% Sr. Unsec. Nts., 6/1/17	3,520,000	3,529,304
Pennsylvania Electric Co., 5.20% Sr. Unsec. Nts., 4/1/20	500,000	529,279
PPL Capital Funding, Inc., 3.50% Sr. Unsec. Unsub. Nts., 12/1/22	2,624,000	2,765,882
PPL WEM Ltd./Western Power Distribution Ltd., 5.375% Sr.
Unsec. Unsub. Nts., 5/1/21[1]	4,000,000	4,459,148
Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	2,770,000	3,086,065
Southern Co. (The), 1.55% Sr. Unsec. Nts., 7/1/18	672,000	676,726
Southern Power Co., 1.85% Sr. Unsec. Nts., 12/1/17	3,179,000	3,207,989
Trans-Allegheny Interstate Line Co., 3.85% Sr. Unsec. Nts., 6/1/25[1]	2,128,000	2,280,433
Xcel Energy, Inc., 3.30% Sr. Unsec. Nts., 6/1/25	1,822,000	1,926,164
		43,676,246

31        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Independent Power and Renewable Electricity Producers—0.2%
Dayton Power & Light Co. (The), 1.875% Sec. Nts., 9/15/16	$3,447,000	$3,451,650
Multi-Utilities—0.9%
CenterPoint Energy, Inc., 5.95% Sr. Unsec. Nts., 2/1/17	2,403,000	2,462,972
CMS Energy Corp.:
3.875% Sr. Unsec. Nts., 3/1/24	1,871,000	2,038,943
5.05% Sr. Unsec. Unsub. Nts., 3/15/22	1,266,000	1,449,253
NiSource Finance Corp.:
4.80% Sr. Unsec. Nts., 2/15/44	1,779,000	2,049,865
6.80% Sr. Unsec. Nts., 1/15/19	3,495,000	3,932,466
TECO Finance, Inc., 6.572% Sr. Unsec. Nts., 11/1/17	3,227,000	3,427,145
		15,360,644
Total Corporate Bonds and Notes (Cost $727,388,000)		755,164,435

Short-Term Notes—8.9%
American Water Capital Corp., 0.76%, 7/15/16[9]	7,200,000	7,197,872
Amphenol Corp., 0.75%, 7/5/16	7,200,000	7,199,400
Arizona Public Service Co., 0.68%, 7/28/16	7,200,000	7,196,328
Bacardi USA, Inc., 0.70%, 7/13/16[9]	7,200,000	7,198,320
BAT International Finance plc, 0.811%, 7/15/16[9]	7,200,000	7,197,732
Bell Canada, 0.78%, 7/22/16[9]	7,200,000	7,196,724
CBS Corp., 0.69%, 7/19/16[9]	3,200,000	3,198,896
Deutsche Telekom AG, 0.861%, 7/15/16	3,200,000	3,198,930
Duke Energy Corp., 0.74%, 7/18/16[9]	3,200,000	3,198,882
Ecolab, Inc., 0.72%, 7/7/16	7,100,000	7,099,148
Harley-Davidson, Inc., 0.70%, 7/27/16[9]	4,800,000	4,797,573
Hitachi Capital America Corp., 1.001%, 7/6/16	7,100,000	7,099,014
HP, Inc., 0.79%, 7/8/16	3,200,000	3,199,508
Hyundai Capital America, 0.71%, 7/6/16[9]	7,100,000	7,099,300
Johnson Controls, Inc., 0.75%, 7/18/16	7,200,000	7,197,450
NextEra Energy Capital Holdings, Inc., 0.73%, 7/19/16[1,9]	3,200,000	3,198,832
Nissan Motor Acceptance Corp., 0.69%, 7/1/16[9]	7,100,000	7,100,000
Omnicom Group, Inc., 0.73%, 7/18/16[9]	4,800,000	4,798,345
Potash Corp., 0.73%, 7/11/16[9]	7,200,000	7,198,540
PPG Industries, Inc., 0.70%, 7/7/16	7,200,000	7,199,160
Sempra Energy, 1.011%, 7/25/16[9]	7,300,000	7,295,085
Southern Co., 0.73%, 7/6/16[9]	2,400,000	2,399,757
Telus Corp., 0.75%, 7/22/16[1]	7,200,000	7,196,850
Thomson Reuters Corp., 0.83%, 7/5/16	3,200,000	3,199,705
Virginia Electric & Power Co., 0.69%, 7/21/16[9]	3,200,000	3,198,773
Xylem, Inc., 0.71%, 7/6/16[9]	3,200,000	3,199,684
Total Short-Term Notes (Cost $145,259,808)		145,259,808

32        OPPENHEIMER CORE BOND FUND

	Counter-		Exercise	Expiration
	party		Price	Date		Contracts	Value
Over-the-Counter Options Purchased—0.1%
iShares iBoxx $ High Yield Corporate Bond Exchange Traded Fund Call[10]	BOA	USD	83.000	9/16/16	USD	4,213	$852,627
iShares iBoxx $ High Yield Corporate Bond Exchange Traded Fund Call[10]	CITNA-B	USD	83.000	9/16/16	USD	3,758	760,544
iShares iBoxx $ High Yield Corporate Bond Exchange Traded Fund Call[10]	BOA	USD	83.000	9/16/16	USD	3,758	760,544
Total Over-the-Counter Options Purchased (Cost $1,702,980)							2,373,715

	Shares
Investment Company—13.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.49%[11,12] (Cost $215,162,554)	215,162,554	215,162,554
Total Investments, at Value (Cost $2,073,723,936)	129.3%	2,113,990,822
Net Other Assets (Liabilities)	(29.3)	(479,487,944)
Net Assets	100.0%	$1,634,502,878

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $319,925,789 or 19.57% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

These securities amount to $14,885,157 or 0.91% of the Fund’s net assets at period end.

4. Interest rate is less than 0.0005%.

33        OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $143,427 or 0.01% of the Fund’s net assets at period end.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

7. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $1,189,554. See Note 6 of the accompanying Notes.

8. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

9. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $85,474,315 or 5.23% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

10. Non-income producing security.

11. Rate shown is the 7-day yield at period end.

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares December 31, 2015	Gross Additions	Gross Reductions	Shares June 30, 2016
Oppenheimer Institutional Money Market Fund, Cl. E	295,832,126	506,119,423	586,788,995	215,162,554

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$215,162,554	$662,590

Futures Contracts as of June 30, 2016
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
United States Treasury Long Bonds	CBT	Buy	9/21/16	42	$7,238,438	$(23,494)
United States Treasury Nts., 10 yr.	CBT	Sell	9/21/16	849	112,903,734	(690,743)
United States Treasury Nts., 2 yr.	CBT	Buy	9/30/16	981	215,160,892	814,330
United States Treasury Nts., 5 yr.	CBT	Buy	9/30/16	16	1,954,625	28,296
United States Ultra Bonds	CBT	Buy	9/21/16	441	82,191,375	5,349,652
						$5,478,041

Glossary:

Counterparty Abbreviations

BOA	Bank of America NA
CITNA-B	Citibank NA

Exchange Abbreviations

CBT	Chicago Board of Trade

See accompanying Notes to Financial Statements.

34        OPPENHEIMER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES June 30, 2016 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,858,561,382)	$1,898,828,268
Affiliated companies (cost $215,162,554)	215,162,554
2,113,990,822
Cash	2,003,933
Cash used for collateral on futures	1,581,000
Receivables and other assets:
Investments sold (including $96,020,892 sold on a when-issued or delayed delivery basis)	106,362,483
Interest, dividends and principal paydowns	8,195,007
Shares of beneficial interest sold	3,339,291
Variation margin receivable	201,385
Other	106,826
Total assets	2,235,780,747

Liabilities
Payables and other liabilities:
Investments purchased (including $574,227,654 purchased on a when-issued or delayed delivery basis)	597,599,990
Shares of beneficial interest redeemed	2,687,255
Variation margin payable	427,219
Dividends	285,607
Distribution and service plan fees	166,188
Trustees’ compensation	68,882
Shareholder communications	9,558
Other	33,170
Total liabilities	601,277,869

Net Assets	$1,634,502,878

Composition of Net Assets
Par value of shares of beneficial interest	$234,558
Additional paid-in capital	2,048,680,554
Accumulated net investment loss	(703,115)
Accumulated net realized loss on investments	(459,454,046)
Net unrealized appreciation on investments	45,744,927
Net Assets	$1,634,502,878

35        OPPENHEIMER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $614,041,828 and 88,035,648 shares of beneficial interest outstanding)	$6.97

Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$7.32

Class B Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $8,721,357 and 1,250,967 shares of beneficial interest outstanding)	$6.97

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $142,606,162 and 20,425,433 shares of beneficial interest outstanding)	$6.98

Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $635,414,879 and 91,181,816 shares of beneficial interest outstanding)	$6.97

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $61,620,784 and 8,838,054 shares of beneficial interest outstanding)	$6.97

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $172,097,868 and 24,825,687 shares of beneficial interest outstanding)	$6.93

See accompanying Notes to Financial Statements.

36        OPPENHEIMER CORE BOND FUND

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2016 Unaudited

Investment Income
Interest (net of foreign withholding taxes of $5,278)	$20,221,900
Fee income on when-issued securities	4,269,023
Dividends from affiliated companies	662,590
Total investment income	25,153,513
Expenses
Management fees	3,364,637
Distribution and service plan fees:
Class A	686,555
Class B	45,568
Class C	667,653
Class R	135,845
Transfer and shareholder servicing agent fees:
Class A	615,123
Class B	10,058
Class C	147,162
Class I	91,705
Class R	59,887
Class Y	141,330
Shareholder communications:
Class A	17,254
Class B	924
Class C	3,814
Class I	30
Class R	833
Class Y	892
Trustees’ compensation	43,929
Custodian fees and expenses	30,164
Borrowing fees	11,837
Other	72,165
Total expenses	6,147,365
Less reduction to custodian expenses	(889)
Less waivers and reimbursements of expenses	(484,805)
Net expenses	5,661,671

Net Investment Income	19,491,842

37        OPPENHEIMER CORE BOND FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies (includes premiums on options exercised)	$(2,037,846)
Closing and expiration of futures contracts	5,162,658
Swap contracts	7,760
Net realized gain	3,132,572
Net change in unrealized appreciation/depreciation on:
Investments	43,007,223
Futures contracts	5,350,194
Net change in unrealized appreciation/depreciation	48,357,417

Net Increase in Net Assets Resulting from Operations	$70,981,831

See accompanying Notes to Financial Statements.

38        OPPENHEIMER CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations
Net investment income	$19,491,842	$41,162,566
Net realized gain (loss)	3,132,572	(4,537,074)
Net change in unrealized appreciation/depreciation	48,357,417	(29,804,183)
Net increase in net assets resulting from operations	70,981,831	6,821,309

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(7,071,536)	(15,555,872)
Class B	(78,270)	(273,806)
Class C	(1,144,527)	(2,751,540)
Class I	(8,803,366)	(20,650,368)
Class R	(601,447)	(1,217,773)
Class Y	(1,777,442)	(2,496,626)
	(19,476,588)	(42,945,985)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	86,612,501	40,733,805
Class B	(1,181,434)	(4,612,678)
Class C	14,406,024	15,496,954
Class I	16,293,389	32,232,035
Class R	13,151,516	11,540,341
Class Y	80,736,551	34,493,012
	210,018,547	129,883,469

Net Assets
Total increase	261,523,790	93,758,793
Beginning of period	1,372,979,088	1,279,220,295
End of period (including accumulated net investment loss of $703,115 and $718,369, respectively)	$1,634,502,878	$1,372,979,088

See accompanying Notes to Financial Statements.

39        OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 30, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$6.74	$6.92	$6.70	$7.00	$6.63	$6.46
Income (loss) from investment operations:
Net investment income[2]	0.09	0.21	0.22	0.25	0.26	0.29
Net realized and unrealized gain (loss)	0.23	(0.17)	0.23	(0.27)	0.37	0.18
Total from investment operations	0.32	0.04	0.45	(0.02)	0.63	0.47
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.09)	(0.22)	(0.23)	(0.28)	(0.26)	(0.30)
Net asset value, end of period	$6.97	$6.74	$6.92	$6.70	$7.00	$6.63

Total Return, at Net Asset Value[3]	4.72%	0.51%	6.76%	(0.35)%	9.72%	7.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$614,042	$508,179	$480,765	$361,838	$453,044	$405,745
Average net assets (in thousands)	$563,194	$493,868	$412,758	$411,494	$428,283	$394,500
Ratios to average net assets:[4]
Net investment income	2.53%	3.02%	3.23%	3.64%	3.78%	4.37%
Expenses excluding specific expenses listed below	0.94%	0.95%	0.97%	0.99%	1.04%	1.06%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%	0.00%	0.00%	0.00%
Total expenses[6]	0.94%	0.95%	0.97%	0.99%	1.04%	1.06%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.83%	0.85%	0.88%	0.90%	0.90%	0.90%
Portfolio turnover rate[7]	37%	85%	137%	113%	141%	94%

40        OPPENHEIMER CORE BOND FUND

1. December 30, 2011 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended June 30, 2016	0.96%
Year Ended December 31, 2015	0.96%
Year Ended December 31, 2014	0.98%
Year Ended December 31, 2013	1.00%
Year Ended December 31, 2012	1.06%
Year Ended December 30, 2011	1.08%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2016	$3,578,872,412	$3,476,380,366
Year Ended December 31, 2015	$6,548,843,476	$6,610,174,477
Year Ended December 31, 2014	$4,283,386,232	$4,071,806,805
Year Ended December 31, 2013	$5,199,766,296	$5,409,021,681
Year Ended December 31, 2012	$6,141,849,607	$6,191,530,701
Year Ended December 30, 2011	$5,545,911,730	$5,495,674,857

See accompanying Notes to Financial Statements.

41        OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class B	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 30, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$6.74	$6.92	$6.70	$7.00	$6.63	$6.46
Income (loss) from investment operations:
Net investment income[2]	0.06	0.15	0.17	0.20	0.21	0.24
Net realized and unrealized gain (loss)	0.23	(0.17)	0.23	(0.28)	0.37	0.18
Total from investment operations	0.29	(0.02)	0.40	(0.08)	0.58	0.42
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)	(0.16)	(0.18)	(0.22)	(0.21)	(0.25)
Net asset value, end of period	$6.97	$6.74	$6.92	$6.70	$7.00	$6.63

Total Return, at Net Asset Value[3]	4.29%	(0.30)%	5.96%	(1.09)%	8.91%	6.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,721	$9,595	$14,474	$17,446	$29,312	$28,496
Average net assets (in thousands)	$9,191	$11,806	$16,119	$23,230	$29,027	$27,444
Ratios to average net assets:[4]
Net investment income	1.71%	2.21%	2.48%	2.89%	3.05%	3.63%
Expenses excluding specific expenses listed below	1.71%	1.73%	1.73%	1.82%	2.06%	2.22%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%	0.00%	0.00%	0.00%
Total expenses[6]	1.71%	1.73%	1.73%	1.82%	2.06%	2.22%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.65%	1.65%	1.65%	1.64%	1.65%
Portfolio turnover rate[7]	37%	85%	137%	113%	141%	94%

42        OPPENHEIMER CORE BOND FUND

1. December 30, 2011 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended June 30, 2016	1.73%
Year Ended December 31, 2015	1.74%
Year Ended December 31, 2014	1.74%
Year Ended December 31, 2013	1.83%
Year Ended December 31, 2012	2.08%
Year Ended December 30, 2011	2.24%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended June 30, 2016	$3,578,872,412	$3,476,380,366
Year Ended December 31, 2015	$6,548,843,476	$6,610,174,477
Year Ended December 31, 2014	$4,283,386,232	$4,071,806,805
Year Ended December 31, 2013	$5,199,766,296	$5,409,021,681
Year Ended December 31, 2012	$6,141,849,607	$6,191,530,701
Year Ended December 30, 2011	$5,545,911,730	$5,495,674,857

See accompanying Notes to Financial Statements.

43        OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 30, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$6.75	$6.93	$6.71	$7.01	$6.63	$6.46
Income (loss) from investment operations:
Net investment income[2]	0.06	0.15	0.17	0.20	0.21	0.24
Net realized and unrealized gain (loss)	0.23	(0.17)	0.23	(0.28)	0.38	0.18
Total from investment operations	0.29	(0.02)	0.40	(0.08)	0.59	0.42
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)	(0.16)	(0.18)	(0.22)	(0.21)	(0.25)
Net asset value, end of period	$6.98	$6.75	$6.93	$6.71	$7.01	$6.63

Total Return, at Net Asset Value[3]	4.29%	(0.30)%	5.95%	(1.09)%	9.06%	6.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$142,606	$123,612	$111,342	$97,196	$129,187	$114,942
Average net assets (in thousands)	$134,670	$117,611	$99,536	$112,710	$120,749	$106,644
Ratios to average net assets:[4]
Net investment income	1.71%	2.20%	2.47%	2.89%	3.04%	3.60%
Expenses excluding specific expenses listed below	1.69%	1.71%	1.72%	1.74%	1.77%	1.82%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%	0.00%	0.00%	0.00%
Total expenses[6]	1.69%	1.71%	1.72%	1.74%	1.77%	1.82%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Portfolio turnover rate[7]	37%	85%	137%	113%	141%	94%

44        OPPENHEIMER CORE BOND FUND

1. December 30, 2011 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended June 30, 2016	1.71%
Year Ended December 31, 2015	1.72%
Year Ended December 31, 2014	1.73%
Year Ended December 31, 2013	1.75%
Year Ended December 31, 2012	1.79%
Year Ended December 30, 2011	1.84%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended June 30, 2016	$3,578,872,412	$3,476,380,366
Year Ended December 31, 2015	$6,548,843,476	$6,610,174,477
Year Ended December 31, 2014	$4,283,386,232	$4,071,806,805
Year Ended December 31, 2013	$5,199,766,296	$5,409,021,681
Year Ended December 31, 2012	$6,141,849,607	$6,191,530,701
Year Ended December 30, 2011	$5,545,911,730	$5,495,674,857

See accompanying Notes to Financial Statements.

45        OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class I	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012[1]
Per Share Operating Data
Net asset value, beginning of period	$6.74	$6.92	$6.70	$7.00	$6.75
Income (loss) from investment operations:
Net investment income[2]	0.10	0.23	0.25	0.27	0.16
Net realized and unrealized gain (loss)	0.23	(0.17)	0.22	(0.27)	0.28
Total from investment operations	0.33	0.06	0.47	0.00	0.44
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.10)	(0.24)	(0.25)	(0.30)	(0.19)
Net asset value, end of period	$6.97	$6.74	$6.92	$6.70	$7.00

Total Return, at Net Asset Value[3]	4.90%	0.85%	7.16%	0.02%	6.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$635,415	$598,204	$581,836	$506,455	$2,273
Average net assets (in thousands)	$615,022	$592,163	$559,118	$304,290	$109
Ratios to average net assets:[4]
Net investment income	2.88%	3.35%	3.60%	3.97%	3.91%
Expenses excluding specific expenses listed below	0.50%	0.51%	0.53%	0.54%	0.52%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%	0.00%	0.00%
Total expenses[6]	0.50%	0.51%	0.53%	0.54%	0.52%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.48%	0.50%	0.52%	0.53%	0.49%
Portfolio turnover rate[7]	37%	85%	137%	113%	141%

46        OPPENHEIMER CORE BOND FUND

1. For the period from April 27, 2012 (inception of offering) to December 31, 2012.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended June 30, 2016	0.52%
Year Ended December 31, 2015	0.52%
Year Ended December 31, 2014	0.54%
Year Ended December 31, 2013	0.55%
Period Ended December 31, 2012	0.54%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended June 30, 2016	$3,578,872,412	$3,476,380,366
Year Ended December 31, 2015	$6,548,843,476	$6,610,174,477
Year Ended December 31, 2014	$4,283,386,232	$4,071,806,805
Year Ended December 31, 2013	$5,199,766,296	$5,409,021,681
Year Ended December 31, 2012	$6,141,849,607	$6,191,530,701

See accompanying Notes to Financial Statements.

47        OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 30, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$6.74	$6.92	$6.70	$7.00	$6.62	$6.45
Income (loss) from investment operations:
Net investment income[2]	0.07	0.19	0.20	0.23	0.24	0.27
Net realized and unrealized gain (loss)	0.24	(0.17)	0.23	(0.27)	0.39	0.18
Total from investment operations	0.31	0.02	0.43	(0.04)	0.63	0.45
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.08)	(0.20)	(0.21)	(0.26)	(0.25)	(0.28)
Net asset value, end of period	$6.97	$6.74	$6.92	$6.70	$7.00	$6.62

Total Return, at Net Asset Value[3]	4.55%	0.20%	6.49%	(0.60)%	9.61%	7.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$61,621	$46,588	$36,272	$30,989	$37,986	$38,071
Average net assets (in thousands)	$54,868	$42,837	$32,383	$35,063	$37,700	$38,729
Ratios to average net assets:[4]
Net investment income	2.21%	2.70%	2.97%	3.39%	3.54%	4.11%
Expenses excluding specific expenses listed below	1.19%	1.20%	1.22%	1.25%	1.32%	1.36%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%	0.00%	0.00%	0.00%
Total expenses[6]	1.19%	1.20%	1.22%	1.25%	1.32%	1.36%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Portfolio turnover rate[7]	37%	85%	137%	113%	141%	94%

48        OPPENHEIMER CORE BOND FUND

1. December 30, 2011 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended June 30, 2016	1.21%
Year Ended December 31, 2015	1.21%
Year Ended December 31, 2014	1.23%
Year Ended December 31, 2013	1.26%
Year Ended December 31, 2012	1.34%
Year Ended December 30, 2011	1.38%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended June 30, 2016	$3,578,872,412	$3,476,380,366
Year Ended December 31, 2015	$6,548,843,476	$6,610,174,477
Year Ended December 31, 2014	$4,283,386,232	$4,071,806,805
Year Ended December 31, 2013	$5,199,766,296	$5,409,021,681
Year Ended December 31, 2012	$6,141,849,607	$6,191,530,701
Year Ended December 30, 2011	$5,545,911,730	$5,495,674,857

See accompanying Notes to Financial Statements.

49        OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 30, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$6.70	$6.88	$6.66	$6.99	$6.62	$6.45
Income (loss) from investment operations:
Net investment income[2]	0.09	0.22	0.24	0.28	0.29	0.31
Net realized and unrealized gain (loss)	0.23	(0.17)	0.22	(0.32)	0.37	0.19
Total from investment operations	0.32	0.05	0.46	(0.04)	0.66	0.50
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.09)	(0.23)	(0.24)	(0.29)	(0.29)	(0.33)
Net asset value, end of period	$6.93	$6.70	$6.88	$6.66	$6.99	$6.62

Total Return, at Net Asset Value[3]	4.87%	0.75%	7.06%	(0.59)%	10.18%	7.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$172,098	$86,801	$54,531	$10,093	$607,729	$605,025
Average net assets (in thousands)	$129,922	$73,372	$16,845	$218,707	$619,804	$577,367
Ratios to average net assets:[4]
Net investment income	2.76%	3.25%	3.48%	4.04%	4.20%	4.76%
Expenses excluding specific expenses listed below	0.69%	0.70%	0.71%	0.59%	0.51%	0.52%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%	0.00%	0.00%	0.00%
Total expenses[6]	0.69%	0.70%	0.71%	0.59%	0.51%	0.52%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.58%	0.60%	0.62%	0.58%	0.48%	0.49%
Portfolio turnover rate[7]	37%	85%	137%	113%	141%	94%

50        OPPENHEIMER CORE BOND FUND

1. December 30, 2011 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended June 30, 2016	0.71%
Year Ended December 31, 2015	0.71%
Year Ended December 31, 2014	0.72%
Year Ended December 31, 2013	0.60%
Year Ended December 31, 2012	0.53%
Year Ended December 30, 2011	0.54%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended June 30, 2016	$3,578,872,412	$3,476,380,366
Year Ended December 31, 2015	$6,548,843,476	$6,610,174,477
Year Ended December 31, 2014	$4,283,386,232	$4,071,806,805
Year Ended December 31, 2013	$5,199,766,296	$5,409,021,681
Year Ended December 31, 2012	$6,141,849,607	$6,191,530,701
Year Ended December 30, 2011	$5,545,911,730	$5,495,674,857

See accompanying Notes to Financial Statements.

51        OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2016 Unaudited

1. Organization

Oppenheimer Core Bond Fund (the “Fund”) is a separate fund of Oppenheimer Integrity Funds, a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. At period end, approximately 36.2% of the shares of the Fund were owned by the Manager, other funds advised or sub-advised by the Manager or an affiliate of the Manager.

The Fund offers Class A, Class C, Class I, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds are allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and R shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those

52        OPPENHEIMER CORE BOND FUND

2. Significant Accounting Policies (Continued)

attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code

53        OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended December 31, 2015, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended December 31, 2015, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended December 31, 2015 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
2017	$453,925,290
No expiration	8,718,788

Total	$462,644,078

At period end, it is estimated that the capital loss carryforwards would be $453,925,290 expiring by 2018 and $5,586,216, which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will utilize $3,132,572 of capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

54        OPPENHEIMER CORE BOND FUND

2. Significant Accounting Policies (Continued)

Federal tax cost of securities	$2,073,824,674
Federal tax cost of other investments	188,163,554

Total federal tax cost	$2,261,988,228

Gross unrealized appreciation	$53,214,161
Gross unrealized depreciation	(7,569,972)

Net unrealized appreciation	$45,644,189

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on

55        OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

56        OPPENHEIMER CORE BOND FUND

3. Securities Valuation (Continued)

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.
Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair

57        OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered are measured using net asset value as a practical expedient, and are not classified in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$162,902,090	$—	$162,902,090
Mortgage-Backed Obligations	—	819,094,902	31,262	819,126,164
U.S. Government Obligations	—	14,002,056	—	14,002,056
Corporate Bonds and Notes	—	755,164,435	—	755,164,435
Short-Term Notes	—	145,259,808	—	145,259,808
Over-the-Counter Options Purchased	—	2,373,715	—	2,373,715
Investment Company	215,162,554	—	—	215,162,554

Total Investments, at Value	215,162,554	1,898,797,006	31,262	2,113,990,822
Other Financial Instruments:
Futures contracts	6,192,278	—	—	6,192,278

Total Assets	$221,354,832	$1,898,797,006	$31,262	$2,120,183,100

58        OPPENHEIMER CORE BOND FUND

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Liabilities Table
Other Financial Instruments:
Futures contracts	$ (714,237)	$—	$—	$ (714,237)

Total Liabilities	$ (714,237)	$—	$—	$ (714,237)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in a money market Affiliated Fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is regulated as a money market fund under the Investment Company Act of 1940, as amended.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are

59        OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$574,227,654
Sold securities	96,020,892

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At period end, the counterparty pledged $1,012,740 of collateral to the Fund for forward roll transactions.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

60        OPPENHEIMER CORE BOND FUND

5. Market Risk Factors (Continued)

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to

61        OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to

62        OPPENHEIMER CORE BOND FUND

6. Use of Derivatives (Continued)

interest rate risk.

During the reporting period, the Fund had an ending monthly average market value of $165,993,741 and $61,693,810 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $744,836 and $3,955 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or, if the Fund owns the underlying security, give up the opportunity for profit. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on treasury and/or euro futures to increase exposure to

63        OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

interest rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $33,118 on written put options.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Written option activity for the reporting period was as follows:

	Number of Contracts Amount of Premiums
Options outstanding as of
December 31, 2015	–	$–
Options written	9,416	370,736
Options exercised	(9,416)	(370,736)

Options outstanding as of June 30, 2016	–	$–

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest

64        OPPENHEIMER CORE BOND FUND

6. Use of Derivatives (Continued)

rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund has entered into total return swaps to decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the fund to pay to, or receive payments from, the counterparty based on the movement of credit spreads of the related indexes or securities.

For the reporting period, the Fund had no ending monthly average notional amounts on total return swaps.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative

65        OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has

66        OPPENHEIMER CORE BOND FUND

6. Use of Derivatives (Continued)

to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following table presents by counterparty the Fund’s OTC derivative assets net of the related collateral pledged by the Fund at period end.

		Gross Amounts Not Offset in the Statement of Assets & Liabilities
Counterparty	Gross Amounts Not Offset in the Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Received**	Cash Collateral Received**	Net Amount

Bank of America NA	$1,613,171	$–	$(904,767)	$–	$708,404
Citibank NA	760,544	–	(579,494)	–	181,050

	$2,373,715	$–	$(1,484,261)	$–	$889,454

*OTC derivatives are reported gross on the Statement of Assets and Liabilities. Exchange traded options and margin related to centrally cleared swaps and futures are excluded from these reported amounts.

**Reported collateral posted for the benefit of the Fund within this table is limited to the net outstanding amount due from an individual counterparty. The collateral posted for the benefit of the Fund may exceed these amounts.

The following table presents the valuations of derivative instruments by risk exposure as reported within the Statement of Assets and Liabilities at period end:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Interest rate contracts	Variation margin receivable	$201,385*	Variation margin payable	$427,219*
Interest rate contracts	Investments, at value	2,373,715**

Total		$2,575,100		$427,219

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

**Amounts relate to purchased option contracts and purchased swaption contracts, if any.

The effect of derivative instruments on the Statement of Operations is as follows:

67        OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

Amount of Realized Gain or (Loss) Recognized on Derivatives
	Investment
	from
	unaffiliated
	companies
Derivatives	(including	Closing and
Not Accounted	premiums	expiration
for as Hedging	on options	of futures
Instruments	exercised)*	contracts	Swap contracts	Total
Credit contracts	$—	$—	$7,760	$7,760
Interest rate contracts	(695,166)	5,162,658	—	4,467,492
Total	$(695,166)	$5,162,658	$7,760	$4,475,252

*Includes purchased option contracts and purchased swaption contracts, if any.

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives
Not Accounted for as Hedging		Futures
Instruments	Investments*	contracts	Total
Interest rate contracts	$670,735	$5,350,194	$6,020,929

*Includes purchased option contracts and purchased swaption contracts, if any.

7. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class A
Sold	23,447,028	$160,416,112	25,948,925	$178,353,669
Dividends and/or distributions reinvested	890,288	6,112,108	1,972,143	13,570,517
Redeemed	(11,675,152)	(79,915,719)	(21,986,850)	(151,190,381)
Net increase	12,662,164	$86,612,501	5,934,218	$40,733,805

Class B
Sold	219,056	$1,491,576	297,446	$2,049,561
Dividends and/or distributions reinvested	10,960	75,171	38,227	263,387
Redeemed	(402,722)	(2,748,181)	(1,003,422)	(6,925,626)
Net decrease	(172,706)	$(1,181,434)	(667,749)	$(4,612,678)

68        OPPENHEIMER CORE BOND FUND

7. Shares of Beneficial Interest (Continued)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class C
Sold	4,687,301	$32,046,772	6,271,824	$43,212,546
Dividends and/or distributions reinvested	150,630	1,035,222	358,909	2,471,718
Redeemed	(2,728,051)	(18,675,970)	(4,381,146)	(30,187,310)
Net increase	2,109,880	$14,406,024	2,249,587	$15,496,954

Class I
Sold	5,829,297	$39,866,024	10,874,305	$74,651,266
Dividends and/or distributions reinvested	1,277,428	8,763,933	2,988,133	20,542,631
Redeemed	(4,728,464)	(32,336,568)	(9,170,533)	(62,961,862)
Net increase	2,378,261	$16,293,389	4,691,905	$32,232,035

Class R
Sold	2,916,035	$19,937,191	3,326,953	$22,912,767
Dividends and/or distributions reinvested	74,329	510,316	150,219	1,032,740
Redeemed	(1,064,769)	(7,295,991)	(1,805,823)	(12,405,166)
Net increase	1,925,595	$13,151,516	1,671,349	$11,540,341

Class Y
Sold	14,923,805	$101,494,165	10,204,264	$69,811,283
Dividends and/or distributions reinvested	206,342	1,409,671	302,762	2,069,060
Redeemed	(3,258,817)	(22,167,285)	(5,478,758)	(37,387,331)
Net increase	11,871,330	$80,736,551	5,028,268	$34,493,012

8. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$587,759,936	$407,821,684
U.S. government and government agency obligations	14,558,818	18,837,056
To Be Announced (TBA) mortgage-related securities	3,578,872,412	3,476,380,366

9. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $1 billion	0.50%
Next $4 billion	0.35
Over $5 billion	0.33

The Fund’s effective management fee for the reporting period was 0.45% of average annual

69        OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

9. Fees and Other Transactions with Affiliates (Continued)

net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts

70        OPPENHEIMER CORE BOND FUND

9. Fees and Other Transactions with Affiliates (Continued)

that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class R
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor
June 30, 2016	$105,330	$3,899	$7,970	$11,624	$—

Waivers and Reimbursements of Expenses. After discussions with the Fund’s Board, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” to annual rates of 0.85% for Class A and 0.60% for Class Y shares, as calculated on the daily net assets of the Fund. In addition, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding any applicable interest and fees from borrowing, interest and related expenses from inverse floaters, dividend expense, taxes, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, unusual and infrequent expenses and certain other Fund expenses) to annual rates of 1.65% for Class B and Class C shares, and 1.15% for Class R shares, as

71        OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

9. Fees and Other Transactions with Affiliates (Continued)

calculated on the daily net assets of the Fund. During the reporting period, the Manager waived fees and/or reimbursed the Fund $253,989, $1,631, $15,407, $5,905, and $58,468 for Class A, Class B, Class C, Class R, and Class Y, respectively.

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $149,405 for IMMF management fees.

Waivers and/or reimbursements may be modified or terminated as set forth according to the terms in the prospectus.

10. Borrowings and Other Financing

Joint Credit Facility. A number of mutual funds managed by the Manager participate in a $1.28 billion revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with atypical redemption activity. Expenses and fees related to the Facility are paid by the participating funds and are disclosed separately or as other expenses on the Statement of Operations. The Fund did not utilize the Facility during the reporting period.

11. Pending Litigation

In 2009, several putative class action lawsuits were filed and later consolidated before the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc. (“OFDI”), and Oppenheimer Rochester California Municipal Fund, a fund advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “California Fund”), in connection with the California Fund’s investment performance. The plaintiffs asserted claims against OFI, OFDI and certain present and former trustees and officers of the California Fund under the federal securities laws, alleging, among other things, that the disclosure documents of the California Fund contained misrepresentations and omissions and the investment policies of the California Fund were not followed. Plaintiffs in the suit filed an amended complaint and defendants filed a motion to dismiss. In 2011, the court issued an order which granted in part and denied in part the defendants’ motion to dismiss. In 2012, plaintiffs filed a motion, which defendants opposed, to certify a class and appoint class representatives and class counsel. In March 2015, the court granted plaintiffs’ motion for class certification. In May 2015, the U.S. Court of Appeals for the Tenth Circuit vacated the class certification order and remanded the matter to the district court for further proceedings. In October 2015, the district court reaffirmed its order and determined that the suit will proceed as a class action. In December 2015, the Tenth Circuit denied defendants’ petition to appeal the district court’s reaffirmed class certification order.

OFI and OFDI believe the suit is without merit; that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them in the suit; and that no estimate can yet be made as to the amount or range of any potential loss. Furthermore, OFI believes that the suit should not impair the ability of OFI or OFDI to perform their respective duties to the Fund

72        OPPENHEIMER CORE BOND FUND

11. Pending Litigation (Continued)

and that the outcome of the suit should not have any material effect on the operations of any of the Oppenheimer funds.

73        OPPENHEIMER CORE BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

    The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

    Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

74        OPPENHEIMER CORE BOND FUND

OPPENHEIMER CORE BOND FUND

Trustees and Officers	Sam Freedman, Chairman of the Board of Trustees and Trustee
Jon S. Fossel, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Krishna Memani, Vice President
Peter A. Strzalkowski, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Sexton, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OFI Global Asset Management, Inc.
Servicing Agent

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Ropes & Gray LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2016 OppenheimerFunds, Inc. All Rights reserved.

75        OPPENHEIMER CORE BOND FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct, our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
●	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

76        OPPENHEIMER CORE BOND FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website. As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 256-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated March 2015. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

77        OPPENHEIMER CORE BOND FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

78        OPPENHEIMER CORE BOND FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

79        OPPENHEIMER CORE BOND FUND

Visit us at oppenheimerfunds.com for 24-hr access to
account information and transactions or call us at 800. CALL
OPP (800.225.5677) for 24-hr automated information and
automated transactions. Representatives also available
Mon–Fri 8am-8pm ET.

Visit Us
oppenheimerfunds.com

Call Us
800 225 5677

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2016 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0285.001.0616 August 22, 2016

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/12/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/12/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	8/12/2016